UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Wendy J. Hills

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Bond Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA,
3.750%, 12–15–27 (A)	$3,904	$4,089
American Airlines Class A Pass Through Certificates, Series 2016-2,
3.650%, 6–15–28	2,000	1,986
American Airlines Class AA Pass Through Certificates, Series 2016-2,
3.200%, 6–15–28	3,000	2,918
American Airlines, Inc., Class AA Pass Through Certificates, Series 2016-1,
3.575%, 1–15–28	5,985	5,985
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.877%, 7–15–21 (A)	3,500	3,470
United Airlines Pass-Through Certificates, Series 2016-AA,
3.100%, 7–7–28	4,000	3,860

TOTAL ASSET-BACKED SECURITIES – 1.8%		$22,308
(Cost: $22,389)

CORPORATE DEBT SECURITIES
Consumer Discretionary
Advertising – 0.3%
Omnicom Group, Inc.,
3.600%, 4–15–26	4,000	3,953

Automobile Manufacturers – 0.9%
BMW U.S. Capital LLC,
2.800%, 4–11–26 (A)	6,000	5,769
Ford Motor Co.,
4.346%, 12–8–26	2,000	2,018
General Motors Co.,
6.600%, 4–1–36	2,651	3,026

		10,813

Cable & Satellite – 3.1%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
1.625%, 1–15–22	5,000	4,784
2.350%, 1–15–27	5,000	4,614
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.:
5.000%, 3–1–21	6,750	7,254
3.800%, 3–15–22	2,881	2,950
3.950%, 1–15–25	3,365	3,367
Time Warner Cable, Inc.,
5.850%, 5–1–17	5,035	5,106
Time Warner, Inc. (GTD by Historic TW, Inc.):
2.950%, 7–15–26	7,000	6,511
3.800%, 2–15–27	3,000	2,974

		37,560

Education Services – 0.6%
President and Fellows of Harvard College,
3.150%, 7–15–46	3,000	2,678
Trustees of Princeton University (The),
4.950%, 3–1–19	3,000	3,202
University of Southern California,
3.028%, 10–1–39	2,000	1,773

		7,653

Footwear – 0.6%
NIKE, Inc.:
2.375%, 11–1–26	4,000	3,768
3.875%, 11–1–45	4,000	3,934

		7,702

Home Improvement Retail – 0.3%
Home Depot, Inc. (The),
4.400%, 4–1–21	3,135	3,396

Homebuilding – 0.3%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	3,445	3,436

Hotels, Resorts & Cruise Lines – 0.5%
Marriott International, Inc., Series R,
3.125%, 6–15–26	6,000	5,671

Internet & Direct Marketing Retail – 0.2%
Amazon.com, Inc.,
4.800%, 12–5–34	2,470	2,715

Leisure Products – 0.1%
Mattel, Inc.,
2.350%, 8–15–21	1,500	1,463

Movies & Entertainment – 0.4%
Walt Disney Co. (The),
4.125%, 6–1–44	4,000	4,127

Publishing – 0.3%
Thomson Reuters Corp.,
3.350%, 5–15–26	3,000	2,910

Restaurants – 0.2%
McDonalds Corp.,
5.350%, 3–1–18	2,360	2,459

Total Consumer Discretionary – 7.8%		93,858
Consumer Staples
Brewers – 1.4%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB):
3.650%, 2–1–26	2,665	2,701
4.700%, 2–1–36	6,000	6,309
4.900%, 2–1–46	3,500	3,758
Molson Coors Brewing Co.:
3.000%, 7–15–26	2,000	1,888
4.200%, 7–15–46	2,500	2,326

		16,982

Drug Retail – 0.4%
CVS Health Corp.,
2.125%, 6–1–21	2,000	1,965
Walgreens Boots Alliance, Inc.,
3.100%, 6–1–23	2,500	2,481

		4,446

Food Distributors – 0.3%
Sysco Corp.,
3.300%, 7–15–26	4,000	3,919

Food Retail – 0.4%
Kroger Co. (The):
6.400%, 8–15–17	1,080	1,112
1.500%, 9–30–19	4,000	3,937

		5,049

Household Products – 0.6%
Kimberly-Clark Corp.:
2.750%, 2–15–26	4,000	3,892
3.200%, 7–30–46	1,000	867
Procter & Gamble Co. (The),
2.700%, 2–2–26	3,000	2,946

		7,705

Packaged Foods & Meats – 2.1%
General Mills, Inc.,
1.400%, 10–20–17	1,300	1,301
Hershey Co. (The),
2.300%, 8–15–26	3,500	3,250
Kraft Heinz Foods Co.:
3.000%, 6–1–26	4,000	3,750
4.375%, 6–1–46	5,000	4,696
Mead Johnson Nutrition Co.,
4.125%, 11–15–25	4,000	4,084
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.),
2.650%, 8–15–19	7,765	7,836

		24,917

Soft Drinks – 1.7%
Coca-Cola Co. (The):
1.550%, 9–1–21	3,500	3,398
2.875%, 10–27–25	8,000	7,883
2.250%, 9–1–26	2,000	1,881
PepsiCo, Inc.:
1.700%, 10–6–21	4,000	3,886
2.850%, 2–24–26	4,000	3,937

		20,985

Total Consumer Staples – 6.9%		84,003
Energy
Oil & Gas Equipment & Services – 1.4%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1–31–19	5,000	5,448
Halliburton Co.,
6.750%, 2–1–27	4,950	5,932
Schlumberger Holding Corp.,
3.625%, 12–21–22 (A)	5,000	5,177

		16,557

Oil & Gas Exploration & Production – 2.5%
BP Capital Markets plc (GTD by BP plc):
1.674%, 2–13–18	4,250	4,254
3.216%, 11–28–23	5,000	5,044

Concho Resources, Inc.,
4.375%, 1–15–25	6,000	5,988
ConocoPhillips Co. (GTD by ConocoPhillips),
4.150%, 11–15–34	4,650	4,538
Devon Energy Corp.,
3.250%, 5–15–22	2,000	1,985
EQT Corp.,
8.125%, 6–1–19	8,081	9,089

		30,898

Oil & Gas Storage & Transportation – 2.5%
Buckeye Partners L.P.,
3.950%, 12–1–26	3,500	3,409
Colorado Interstate Gas Co.,
4.150%, 8–15–26 (A)	6,000	5,823
El Paso Corp.,
7.000%, 6–15–17	1,000	1,023
Plains All American Pipeline L.P. and PAA Finance Corp.:
3.600%, 11–1–24	4,469	4,274
4.500%, 12–15–26	1,500	1,520
Spectra Energy Partners L.P.,
3.375%, 10–15–26	5,000	4,775
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4–1–21	2,551	2,684
Tennessee Gas Pipeline Co.,
7.000%, 3–15–27	6,000	6,974

		30,482

Total Energy – 6.4%		77,937
Financials
Asset Management & Custody Banks – 2.0%
Ares Capital Corp.,
3.875%, 1–15–20	11,635	11,790
Legg Mason, Inc.,
4.750%, 3–15–26	6,500	6,719
State Street Corp.,
2.650%, 5–19–26	6,000	5,682

		24,191

Consumer Finance – 4.1%
American Express Credit Corp.,
1.875%, 11–5–18	4,000	4,005
Capital One Financial Corp.:
4.200%, 10–29–25	5,500	5,511
3.750%, 7–28–26	2,000	1,936
Capital One N.A.,
2.400%, 9–5–19	4,000	4,007
Discover Financial Services,
3.950%, 11–6–24	8,200	8,117
Ford Motor Credit Co. LLC,
3.200%, 1–15–21	8,000	8,005
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.100%, 1–15–19	2,000	2,021
3.500%, 7–10–19	3,400	3,461
4.200%, 3–1–21	3,500	3,598
3.200%, 7–6–21	4,500	4,459
3.700%, 5–9–23	2,500	2,457
4.000%, 10–6–26	2,000	1,921

		49,498

Diversified Banks – 8.4%
Australia & New Zealand Banking Group Ltd.,
4.400%, 5–19–26 (A)	3,000	3,034
Bank of America Corp.:
2.625%, 4–19–21	4,000	3,969
2.503%, 10–21–22	2,000	1,932
4.200%, 8–26–24	4,500	4,579
3.875%, 8–1–25	1,500	1,523
6.300%, 12–29–49	2,000	2,090
Bank of Montreal,
2.100%, 12–12–19	6,500	6,496
Bank of New York Mellon Corp. (The):
2.500%, 4–15–21	2,000	2,001
2.200%, 8–16–23	4,000	3,812
Bank of Nova Scotia (The),
1.250%, 4–11–17	5,920	5,922
BB&T Corp.,
2.050%, 5–10–21	7,500	7,354
Commonwealth Bank of Australia,
2.000%, 9–6–21 (A)	3,500	3,398
Fifth Third Bank N.A.,
2.250%, 6–14–21	2,500	2,469
Huntington Bancshares, Inc.,
2.300%, 1–14–22	1,500	1,453
Mitsubishi UFJ Financial Group, Inc.,
2.190%, 9–13–21	6,500	6,315
Mizuho Financial Group, Inc.,
2.273%, 9–13–21	7,000	6,791
Royal Bank of Canada:
1.625%, 4–15–19	1,000	993
2.350%, 10–30–20	4,000	3,991
2.500%, 1–19–21	4,000	4,007
4.650%, 1–27–26	1,000	1,064
Sumitomo Mitsui Financial Group, Inc.,
2.058%, 7–14–21	6,000	5,798
U.S. Bancorp,
3.100%, 4–27–26	3,000	2,917
U.S. Bank N.A.,
1.350%, 1–26–18	8,000	7,985

Wells Fargo & Co.:
2.100%, 7–26–21	1,000	972
3.000%, 10–23–26	2,000	1,902
4.400%, 6–14–46	2,000	1,910
4.750%, 12–7–46	1,500	1,514
Westpac Banking Corp.:
2.000%, 8–19–21	4,000	3,879
4.322%, 11–23–31	2,000	1,996

		102,066

Investment Banking & Brokerage – 3.8%
Credit Suisse Group Funding (Guernsey) Ltd.,
3.125%, 12–10–20	2,500	2,490
Goldman Sachs Group, Inc. (The):
2.350%, 11–15–21	8,000	7,765
4.250%, 10–21–25	5,500	5,580
3.750%, 2–25–26	1,000	1,002
3.500%, 11–16–26	1,000	979
2.634%, 10–28–27 (B)	3,000	3,058
Merrill Lynch & Co., Inc.,
6.400%, 8–28–17	5,969	6,152
Morgan Stanley:
2.625%, 11–17–21	4,000	3,948
4.875%, 11–1–22	2,000	2,141
2.282%, 10–24–23 (B)	3,500	3,539
3.875%, 1–27–26	7,000	7,061
Raymond James Financial, Inc.,
3.625%, 9–15–26	2,500	2,434

		46,149

Life & Health Insurance – 1.5%
Aflac, Inc.,
3.625%, 11–15–24	4,975	5,114
New York Life Global Funding:
2.000%, 4–13–21 (A)	2,500	2,452
2.350%, 7–14–26 (A)	3,000	2,792
Principal Life Global Funding II:
2.625%, 11–19–20 (A)	3,500	3,495
3.000%, 4–18–26 (A)	4,000	3,883

		17,736

Other Diversified Financial Services – 5.5%
Citigroup, Inc.:
2.700%, 3–30–21	4,000	3,988
2.361%, 9–1–23 (B)	5,000	5,099
4.450%, 9–29–27	8,000	8,133
Fidelity National Financial, Inc.,
6.600%, 5–15–17	11,430	11,625
JPMorgan Chase & Co.:
2.295%, 8–15–21	5,000	4,903
2.700%, 5–18–23	6,000	5,864
3.300%, 4–1–26	3,000	2,944
3.625%, 12–1–27	3,500	3,390
4.950%, 6–1–45	1,000	1,064
TIAA Asset Management Finance Co. LLC,
4.125%, 11–1–24 (A)	9,600	9,685
USAA Capital Corp.,
2.450%, 8–1–20 (A)	10,030	10,053

		66,748

Property & Casualty Insurance – 0.9%
Berkshire Hathaway, Inc.:
2.750%, 3–15–23	3,000	2,986
3.125%, 3–15–26	5,500	5,456
Old Republic International Corp.,
3.875%, 8–26–26	3,000	2,850

		11,292

Regional Banks – 1.2%
PNC Bank N.A.:
1.700%, 12–7–18	2,500	2,495
2.450%, 11–5–20	736	737
2.150%, 4–29–21	6,000	5,915
3.300%, 10–30–24	2,000	2,008
SunTrust Banks, Inc.,
3.300%, 5–15–26	3,000	2,891

		14,046

Specialized Finance – 1.4%
AIG Global Funding,
1.900%, 10–6–21 (A)	4,000	3,847
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
4.420%, 6–15–21 (A)	2,000	2,068
5.450%, 6–15–23 (A)	6,000	6,358
6.020%, 6–15–26 (A)	1,500	1,623
8.100%, 7–15–36 (A)	2,500	2,970

		16,866

Total Financials – 28.8%		348,592
Health Care
Biotechnology – 0.6%
Amgen, Inc.:
1.250%, 5–22–17	2,000	2,000
6.150%, 6–1–18	411	436
5.700%, 2–1–19	2,000	2,149
2.250%, 8–19–23	3,000	2,819

		7,404

Health Care Services – 0.4%
Quest Diagnostics, Inc.,
3.450%, 6–1–26	5,500	5,417

Health Care Supplies – 1.8%
Abbott Laboratories:
2.900%, 11–30–21	3,000	2,993
3.400%, 11–30–23	2,000	1,990
Medtronic, Inc.,
4.375%, 3–15–35	10,288	10,867
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.400%, 9–23–21	6,000	5,790

		21,640

Pharmaceuticals – 0.9%
AbbVie, Inc.,
4.500%, 5–14–35	5,600	5,494
AstraZeneca plc,
3.375%, 11–16–25	3,000	2,975
Perrigo Finance Unlimited Co. (GTD by Perrigo Co. plc),
3.500%, 3–15–21	2,000	2,019

		10,488

Total Health Care – 3.7%		44,949
Industrials
Aerospace & Defense – 2.1%
BAE Systems Finance, Inc.,
7.500%, 7–1–27 (A)	2,600	3,360
BAE Systems Holdings, Inc.:
3.800%, 10–7–24 (A)	5,000	5,117
3.850%, 12–15–25 (A)	3,000	3,056
4.750%, 10–7–44 (A)	2,000	2,020
Boeing Co. (The),
1.650%, 10–30–20	2,500	2,450
General Dynamics Corp.,
1.875%, 8–15–23	5,000	4,748
Northrop Grumman Corp.,
3.200%, 2–1–27	5,000	4,939

		25,690

Air Freight & Logistics – 0.9%
FedEx Corp.:
3.250%, 4–1–26	4,000	3,967
4.750%, 11–15–45	6,000	6,202

		10,169

Airlines – 1.2%
Norwegian Air Shuttle 2016-1, Class A,
4.875%, 5–10–28 (A)	4,000	4,082
Southwest Airlines Co.,
5.125%, 3–1–17	4,720	4,748
Sydney Airport Finance,
3.625%, 4–28–26 (A)	6,000	5,891

		14,721

Building Products – 0.5%
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 12–15–21	5,852	6,042

Environmental & Facilities Services – 1.2%
Republic Services, Inc.:
3.800%, 5–15–18	4,000	4,110
2.900%, 7–1–26	3,000	2,872
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.):
2.400%, 5–15–23	4,000	3,874
7.100%, 8–1–26	2,960	3,753

		14,609

Heavy Electrical Equipment – 0.7%
Honeywell International, Inc.,
1.850%, 11–1–21	8,000	7,810

Industrial Conglomerates – 0.7%
General Electric Capital Corp.:
6.000%, 8–7–19	1,432	1,581
2.342%, 11–15–20	7,171	7,155

		8,736

Railroads – 0.2%
Burlington Northern Santa Fe LLC,
3.400%, 9–1–24	2,275	2,339

Trucking – 0.2%
United Parcel Service, Inc.,
2.400%, 11–15–26	3,000	2,840

Total Industrials – 7.7%		92,956
Information Technology
Application Software – 0.3%
NVIDIA Corp.,
2.200%, 9–16–21	3,000	2,925

Communications Equipment – 0.2%
L-3 Communications Corp.,
3.850%, 12–15–26	2,000	1,985

Data Processing & Outsourced Services – 1.3%
Alliance Data Systems Corp.,
5.250%, 12–1–17 (A)	8,428	8,544

Visa, Inc.:
2.800%, 12–14–22	4,000	4,014
3.150%, 12–14–25	3,000	3,009

		15,567

Electronic Manufacturing Services – 0.2%
Jabil Circuit, Inc.,
5.625%, 12–15–20	2,480	2,641

Home Entertainment Software – 0.3%
Activision Blizzard, Inc.,
2.300%, 9–15–21 (A)	4,000	3,900

Semiconductors – 0.6%
Intel Corp.,
3.100%, 7–29–22	4,000	4,109
Micron Technology, Inc.,
7.500%, 9–15–23 (A)	3,133	3,470

		7,579

Systems Software – 0.9%
CA, Inc.,
5.375%, 12–1–19	6,195	6,688
Microsoft Corp.:
2.650%, 11–3–22	3,000	3,014
2.000%, 8–8–23	1,500	1,433

		11,135

Technology Hardware, Storage & Peripherals – 0.2%
Apple, Inc.,
2.500%, 2–9–25	2,500	2,399

Total Information Technology - 4.0%		48,131
Materials
Fertilizers & Agricultural Chemicals – 0.1%
CF Industries, Inc.,
4.500%, 12–1–26 (A)	1,000	982

Specialty Chemicals – 0.5%
Methanex Corp.,
5.250%, 3–1–22	6,500	6,697

Total Materials - 0.6%		7,679
Real Estate
Health Care REITs – 0.5%
Health Care REIT, Inc.,
4.000%, 6–1–25	5,700	5,818

Industrial REITs – 0.6%
Aircastle Ltd.:
5.500%, 2–15–22	4,909	5,204
5.000%, 4–1–23	1,660	1,693

		6,897

Specialized REITs – 0.3%
Crown Castle International Corp.:
2.250%, 9–1–21	3,000	2,900
5.250%, 1–15–23	844	908

		3,808

Total Real Estate - 1.4%		16,523
Telecommunication Services
Integrated Telecommunication Services – 1.6%
AT&T, Inc.:
2.300%, 3–11–19	1,000	1,003
3.600%, 2–17–23	5,500	5,541
Verizon Communications, Inc.:
5.150%, 9–15–23	2,500	2,762
2.625%, 8–15–26	10,500	9,651

		18,957

Wireless Telecommunication Service – 2.5%
American Tower Corp.:
4.400%, 2–15–26	2,000	2,041
3.125%, 1–15–27	14,000	12,943
Crown Castle Towers LLC:
3.222%, 5–15–22 (A)	2,000	2,033
3.663%, 5–15–25 (A)	4,000	4,011
Sprint Spectrum L.P.,
3.360%, 9–20–21 (A)	9,000	9,017

		30,045

Total Telecommunication Services – 4.1%		49,002
Utilities
Electric Utilities – 1.5%
Commonwealth Edison Co.,
3.650%, 6–15–46	2,500	2,344
Edison International,
2.950%, 3–15–23	5,000	4,941
Kansas City Power & Light Co.,
6.375%, 3–1–18	6,500	6,828
Sierra Pacific Power Co.,
2.600%, 5–1–26	4,000	3,822

		17,935

Multi-Utilities – 2.1%
Duke Energy Carolinas LLC:
4.300%, 6–15–20	3,250	3,472
3.750%, 6–1–45	12,000	11,399
Duke Energy Indiana LLC,
3.750%, 5–15–46	1,000	938

NorthWestern Corp.,
6.340%, 4–1–19	5,600	6,106
Public Service Electric and Gas Co.,
2.250%, 9–15–26	3,500	3,243

		25,158

Water Utilities – 0.2%
California Water Service Co.,
5.875%, 5–1–19	3,000	3,246

Total Utilities – 3.8%		46,339

TOTAL CORPORATE DEBT SECURITIES – 75.2%		$909,969
(Cost: $912,389)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.1%
MASTR Adjustable Rate Mortgage Trust 2005-1,
2.780%, 3–25–35 (B)	2,966	957
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1,
3.060%, 2–25–34 (B)	664	51
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
2.943%, 3–25–34 (B)	1,050	56

		1,064

TOTAL MORTGAGE-BACKED SECURITIES – 0.1%		$1,064
(Cost: $4,678)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.3%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C,
5.260%, 10–1–18	3,985	4,241

New York – 0.7%
NYC GO Bonds, Fiscal 2017 Ser A-2,
2.460%, 8–1–26	3,000	2,809
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (A)	3,932	5,435

		8,244

Ohio – 0.4%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A,
3.798%, 12–1–46	5,500	5,338

Pennsylvania – 0.3%
Cmnwlth of PA, GO Bonds, Third Ser B of 2010 (Federally Taxable - Build America Bonds),
4.750%, 7–15–22	3,075	3,306

TOTAL MUNICIPAL BONDS - TAXABLE – 1.7%		$21,129
(Cost: $19,740)

OTHER GOVERNMENT SECURITIES (C)
Canada – 1.0%
Province de Quebec,
7.140%, 2–27–26	9,365	11,987

TOTAL OTHER GOVERNMENT SECURITIES – 1.0%		$11,987
(Cost: $9,567)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.7%
Federal Farm Credit Bank,
4.600%, 1–29–20	7,500	8,158

Mortgage-Backed Obligations – 15.2%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
2.790%, 6–25–22	2,000	2,007
5.000%, 5–15–23	1,030	1,095
4.000%, 10–15–35	977	992
3.000%, 10–15–36	9,357	9,541
4.000%, 11–15–36	1,600	1,648
4.500%, 8–15–39	1,385	1,422
4.881%, 7–25–44 (A)(B)	10,300	10,659
4.342%, 12–25–44 (A)(B)	17,760	18,771
4.255%, 1–25–45 (A)(B)	12,000	12,612
3.869%, 5–25–45 (A)(B)	4,000	4,122
3.656%, 10–25–45 (A)(B)	8,000	8,094
3.502%, 11–25–45 (A)(B)	8,837	8,923
4.595%, 11–25–46 (A)(B)	8,250	8,803
5.167%, 2–25–47 (A)(B)	1,300	1,420
4.286%, 7–25–48 (A)(B)	8,650	8,774
4.423%, 12–25–48 (A)(B)	5,837	6,168
4.631%, 11–25–49 (A)(B)	1,620	1,716
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates,
3.500%, 1–1–29	1,951	2,038
Federal National Mortgage Association Agency REMIC/CMO:
2.717%, 2–25–22	5,100	5,136
2.640%, 6–1–22	2,911	2,951
3.360%, 12–1–22	1,930	2,002
2.630%, 2–1–23	3,155	3,169
2.356%, 3–1–23	3,690	3,686
3.320%, 8–1–24	2,772	2,864
2.390%, 6–1–25	2,967	2,991
4.000%, 3–25–33	707	750
3.500%, 8–25–33	481	495
5.500%, 11–25–36 (D)	2,274	457
2.000%, 4–25–39	7,989	7,923
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
3.850%, 3–1–18	4,675	4,777
4.950%, 4–1–19	1,812	1,931
5.500%, 10–1–21	1,378	1,446
2.759%, 4–1–22	5,255	5,358
2.706%, 4–1–23	1,625	1,637
3.000%, 9–1–28	7,607	7,817
4.000%, 12–1–31	5,567	5,903
5.500%, 2–1–35	1,369	1,556
3.500%, 12–25–41	806	821
Government National Mortgage Association Agency REMIC/CMO:
2.500%, 7–20–40	3,960	3,926
2.000%, 3–16–42	7,846	7,639

		184,040

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 15.9%		$192,198
(Cost: $193,031)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 1.2%
U.S. Treasury Bonds:
3.000%, 11–15–44	8,710	8,585
2.250%, 8–15–46	500	419
U.S. Treasury Notes:
2.750%, 2–28–18	4,000	4,080
1.125%, 9–30–21	1,000	964
2.000%, 8–15–25	19	18
1.500%, 8–15–26	500	459

		14,525

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.2%		$14,525
(Cost: $15,609)

SHORT-TERM SECURITIES
Commercial Paper (E) – 1.6%
Air Products and Chemicals, Inc.,
0.620%, 1–3–17	3,655	3,655
BMW U.S. Capital LLC (GTD by BMW AG),
0.570%, 1–12–17	5,000	4,999
PacifiCorp,
0.880%, 1–11–17	3,000	2,999
Pricoa Short Term Funding LLC,
0.590%, 1–17–17	4,000	3,999

Wisconsin Electric Power Co.,
0.870%, 1–5–17	4,000	3,999

		19,651

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.860%, 1–4–17 (F)	2,122	2,122

Municipal Obligations – 0.7%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.740%, 1-7-17 (F)	8,270	8,270

TOTAL SHORT-TERM SECURITIES – 2.5%		$30,043
(Cost: $30,043)

TOTAL INVESTMENT SECURITIES – 99.4%		$1,203,223
(Cost: $1,207,446)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		7,599

NET ASSETS – 100.0%		$1,210,822

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016 the total value of these securities amounted to $230,966 or 19.1% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016.

(C)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(D)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(E)	Rate shown is the yield to maturity at December 31, 2016.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$22,308	$—
Corporate Debt Securities	—	909,969	—
Mortgage-Backed Securities	—	1,064	—
Municipal Bonds	—	21,129	—
Other Government Securities	—	11,987	—
United States Government Agency Obligations	—	192,198	—
United States Government Obligations	—	14,525	—
Short-Term Securities	—	30,043	—
Total	$—	$1,203,223	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,207,446

Gross unrealized appreciation	18,047
Gross unrealized depreciation	(22,270)

Net unrealized depreciation	$(4,223)

SCHEDULE OF INVESTMENTS Cash Management (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Certificate Of Deposit Banco del Estado de Chile,
0.840%, 1–18–17	$10,000	$10,000
Bank of Nova Scotia (The),
1.040%, 1–2–17 (A)	12,000	12,000
Royal Bank of Canada,
1.110%, 1–4–17 (A)	15,000	15,000
Wells Fargo Bank N.A.,
1.170%, 3–1–17 (A)	7,000	7,002

Total Certificate Of Deposit – 2.9%		44,002
Commercial Paper (B)
Bank of Montreal,
0.930%, 2–15–17	15,000	14,982
Coca-Cola Co. (The),
1.009%, 1–5–17	8,600	8,599
Kroger Co. (The),
0.880%, 1–3–17	7,500	7,500
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.):
0.890%, 1–17–17	15,000	14,994
0.860%, 1–25–17	33,000	32,980
1.040%, 3–7–17	7,000	6,987
NBCUniversal Enterprise, Inc.,
0.861%, 1–5–17	7,000	6,999
Northern Illinois Gas Co.:
0.900%, 1–3–17	8,971	8,971
0.801%, 1–4–17	11,000	10,999
0.881%, 1–5–17	27,000	26,997
0.780%, 1–10–17	5,000	4,999
0.800%, 1–11–17	4,600	4,599
0.880%, 1–13–17	16,000	15,995
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
0.710%, 1–31–17	53,000	52,960
Rockwell Automation, Inc.:
0.821%, 1–9–17	3,000	3,000
0.690%, 1–10–17	25,000	24,995
Sysco Corp.,
1.100%, 1–4–17	7,575	7,574
Wisconsin Electric Power Co.:
0.770%, 1–3–17	10,350	10,350
0.850%, 1–9–17	4,000	3,999
Wisconsin Gas LLC,
0.680%, 1–6–17	24,000	23,997

Total Commercial Paper – 19.4%		292,476
Master Note
Toyota Motor Credit Corp.,
0.860%, 1–4–17 (A)	39,852	39,852

Total Master Note – 2.6%		39,852
Notes
Banco del Estado de Chile:
1.270%, 1–13–17 (A)	15,000	15,000
1.200%, 1–22–17 (A)	15,000	15,000
1.260%, 1–22–17 (A)	15,000	15,000
1.300%, 1–23–17 (A)	15,000	15,000
Bank of Montreal:
1.250%, 1–6–17 (A)	15,000	15,000
1.050%, 1–7–17 (A)	20,000	20,000
1.080%, 1–9–17 (A)	15,000	15,000
Bank of Nova Scotia (The):
1.140%, 1–5–17 (A)	15,000	15,000
1.210%, 1–11–17 (A)	40,000	40,000
Rabobank Nederland,
1.350%, 1–17–17 (A)	15,000	15,000
Toronto-Dominion Bank,
1.430%, 3–2–17 (A)	15,000	15,000
Toyota Motor Credit Corp.,
1.090%, 1–12–17 (A)	25,000	25,000
Wells Fargo Bank N.A.:
1.090%, 1–3–17 (A)	15,000	15,000
1.160%, 1–10–17 (A)	7,000	7,000
1.230%, 1–25–17 (A)	10,000	10,000
1.260%, 2–8–17 (A)	10,000	10,000
1.260%, 2–16–17 (A)	10,000	10,000

Cooperatieve Rabobank U.A.,
1.060%, 1–19–17	7,462	7,471
Royal Bank of Canada,
1.140%, 2–3–17 (A)	10,000	10,000

Total Notes – 19.2%		289,471

TOTAL CORPORATE OBLIGATIONS – 44.1%		$665,801
(Cost: $665,801)

MUNICIPAL OBLIGATIONS
California – 6.7%
Regents of the University of California (The),
0.690%, 1–23–17	45,000	44,980
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.),
0.670%, 1–7–17 (A)	9,000	9,000
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co.), Ser C (GTD by TD Bank N.A.),
0.730%, 1–1–17 (A)	2,725	2,725
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA),
0.580%, 1–7–17 (A)	3,293	3,293
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by FNMA),
0.580%, 1–7–17 (A)	1,425	1,425
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank N.A.),
0.710%, 1–7–17 (A)	2,000	2,000
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.),
0.680%, 1–7–17 (A)	9,000	9,000
The Regents of the Univ of CA, Gen Rev Bonds, Ser AL,
0.700%, 1–7–17 (A)	27,625	27,625

		100,048

Colorado – 1.4%
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.),
0.730%, 1–7–17 (A)	12,785	12,785
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.):
0.740%, 1–7–17 (A)	7,200	7,200
0.850%, 1–7–17 (A)	1,500	1,500

		21,485

Florida – 0.3%
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America N.A.),
0.740%, 1–1–17 (A)	5,060	5,060

Georgia – 3.2%
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by TD Bank N.A.),
0.720%, 1–19–17	48,224	48,224

Illinois – 1.0%
Chicago, IL, Multi-Fam Hsng Rev Bonds (North Larrabee Ltd. Partnership Proj), Ser 2001A (GTD by Harris Trust and Savings Bank),
0.800%, 1–7–17 (A)	3,745	3,745
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.),
0.720%, 1–7–17 (A)	3,745	3,745
IL Fin Auth, Var Rate Demand Rev Bonds (North Park Univ Proj), Ser 2005 (GTD by JPMorgan Chase BankN.A.),
0.750%, 1–7–17 (A)	2,000	2,000

IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (GTD by JPMorgan Chase Bank N.A.),
0.740%, 1–7–17 (A)	5,245	5,245

		14,735

Kansas – 0.7%
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.),
0.730%, 1–1–17 (A)	9,650	9,649

Louisiana – 3.4%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.720%, 1–7–17 (A)	16,150	16,150
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.700%, 1–1–17 (A)	19,325	19,325
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York Mellon (The)),
0.730%, 1–7–17 (A)	8,505	8,505
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.),
0.700%, 1–1–17 (A)	7,500	7,500

		51,480

Maryland – 0.7%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by TD Bank N.A.),
0.700%, 1–7–17 (A)	11,165	11,165

Michigan – 0.4%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Prods and Chemicals, Inc. Proj), Ser 2007 (GTD by Air Prods and Chemicals, Inc.),
0.700%, 1–1–17 (A)	6,000	6,000

Minnesota – 3.3%
Minneapolis, MN, Hsng Dev, Rfdg Rev Bonds (One Ten Grant Proj), Ser 1989 (GTD by FNMA),
0.690%, 1–7–17 (A)	5,910	5,910
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008A (GTD by U.S. Bank N.A.),
0.750%, 1–7–17 (A)	19,295	19,295
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2011A (GTD by U.S. Bank N.A.),
0.730%, 1–7–17 (A)	24,000	24,000

		49,205

Mississippi – 0.9%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.680%, 1–1–17 (A)	14,000	14,000

Missouri – 0.5%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.),
0.750%, 1–7–17 (A)	7,600	7,600

Nebraska – 0.9%
Lancaster Cnty, NE, Hosp Auth, Hosp Rev Rfdg Bonds (Bryan LGH Med Ctr), Ser 2008B-1 (GTD by U.S. Bank N.A.),
0.730%, 1–1–17 (A)	13,370	13,370

New Jersey – 0.2%
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.),
0.720%, 1–7–17 (A)	3,200	3,200

New York – 13.9%
Long Island Power Auth, Elec Sys Gen Rev Commercial Paper Notes, Ser 2015GR-2A (GTD by Bank of Montreal),
0.970%, 1–31–17	26,625	26,625
NY Hsng Fin Agy, 625 W 57th Street Hsng Rev Bonds, Ser 2016A (GTD by Bank of New York Mellon (The)),
0.740%, 1–7–17 (A)	10,000	10,000
NY Hsng Fin Agy, Hsng Rev Bonds, Ser 2016A (GTD by JPMorgan Chase Bank N.A.),
0.800%, 1–7–17 (A)	13,000	13,000
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by FHLMC),
0.760%, 1–7–17 (A)	16,900	16,900
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2015A-1 (GTD by Bank of America N.A.),
0.780%, 1–7–17 (A)	36,400	36,400
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012A (GTD by Bank of America N.A.),
0.780%, 1–7–17 (A)	4,500	4,500
NY Metro Trans Auth, Trans Rev Var Rate Bonds, Ser 2005E-3 (GTD by Bank of Montreal),
0.720%, 1–7–17 (A)	16,855	16,855
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2013A (GTD by Wells Fargo Bank N.A.),
0.780%, 1–7–17 (A)	7,000	7,000
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.),
0.780%, 1–7–17 (A)	24,400	24,400
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-2 (GTD by Bank of America N.A.),
0.780%, 1–7–17 (A)	3,100	3,100
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-1 (GTD by Bank of America N.A.),
0.780%, 1–7–17 (A)	41,200	41,200
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.),
0.750%, 1–7–17 (A)	10,191	10,191

		210,171

Ohio – 0.8%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.),
0.720%, 1–7–17 (A)	9,100	9,100
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.),
0.720%, 1–7–17 (A)	2,400	2,400

		11,500

Oregon – 0.2%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank N.A.),
0.750%, 1–7–17 (A)	3,595	3,595

Pennsylvania – 0.5%
EPC - Allentown, LLC, Incr Taxable Var Rate Demand Bonds, Ser 2005 (GTD by U.S. Bank N.A.),
0.770%, 1–7–17 (A)	6,855	6,855

South Carolina – 0.5%
Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.),
0.720%, 1–7–17 (A)	7,000	7,000

Tennessee – 0.5%
Johnson City, TN Hlth and Edu Fac, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2013A (GTD by U.S. Bank N.A.),
0.730%, 1–7–17 (A)	8,160	8,160

Texas – 4.2%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.740%, 1–7–17 (A)	20,245	20,245
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.700%, 1–1–17 (A)	27,145	27,145
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.700%, 1–1–17 (A)	16,700	16,700

		64,090

Virginia – 0.0%
Stafford County, Staunton Indl Dev Auth (VA) Rev Bonds, Ser 8-A2 (GTD by Bank of America N.A.),
0.950%, 1–12–17	320	320

Wisconsin – 0.2%
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank N.A.),
0.720%, 1–7–17 (A)	3,400	3,400

Wyoming – 1.1%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.),
0.680%, 1–1–17 (A)	16,300	16,300

TOTAL MUNICIPAL OBLIGATIONS – 45.5%		$686,612
(Cost: $686,612)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Treasury Bills – 1.0%
U.S. Treasury Bills,
0.530%, 5–11–17	15,000	14,971

United States Government Agency Obligations – 11.3%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.700%, 1–3–17 (A)	20,081	20,081
0.690%, 1–4–17 (A)	9,500	9,500
0.700%, 1–4–17 (A)	23,835	23,834
0.720%, 1–4–17 (A)	14,000	14,000
0.690%, 1–7–17 (A)	3,100	3,100
0.700%, 1–7–17 (A)	58,295	58,295
0.720%, 1–7–17 (A)	42,939	42,939

		171,749

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 12.3%		$186,720
(Cost: $186,720)

TOTAL INVESTMENT SECURITIES – 101.9%		$1,539,133
(Cost: $1,539,133)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.9)%		(28,963)

NET ASSETS – 100.0%		$1,510,170

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

(B)	Rate shown is the yield to maturity at December 31, 2016.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$665,801	$—
Municipal Obligations	—	686,612	—
United States Government and Government Agency Obligations	—	186,720	—
Total	$—	$1,539,133	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

FHMLC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,539,133

Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	—

SCHEDULE OF INVESTMENTS Global Bond Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil
Utilities – 1.2%
Alupar Investimento S.A.	648	$3,402
Transmissora Alianca de Energia Eletrica S.A.	541	3,446

		6,848

Total Brazil – 1.2%		$6,848
Chile
Utilities – 0.4%
Aguas Andinas S.A.	3,909	2,035

Total Chile – 0.4%		$2,035
Panama
Financials – 1.0%
Banco Latinoamericano de Comercio Exterior S.A.	188	5,525

Total Panama – 1.0%		$5,525
United Kingdom
Energy – 1.4%
Royal Dutch Shell plc, Class A	261	7,226
Seadrill Partners LLC	209	880

		8,106

Total United Kingdom – 1.4%		$8,106
United States
Information Technology – 1.0%
Intel Corp.	151	5,470

Utilities – 0.5%
PPL Corp.	84	2,865

Total United States – 1.5%		$8,335

TOTAL COMMON STOCKS – 5.5%		$30,849
(Cost: $36,008)

CORPORATE DEBT SECURITIES	Principal
Argentina
Energy – 1.9%
Pan American Energy LLC:
7.875%, 5–7–21	$1,650	1,733
7.875%, 5–7–21 (A)	4,000	4,200
YPF Sociedad Anonima:
8.875%, 12–19–18 (A)	3,900	4,242
8.500%, 3–23–21 (A)	750	804

		10,979

Industrials – 0.6%
Aeropuertos Argentina 2000 S.A.:
10.750%, 12–1–20	185	199
10.750%, 12–1–20 (A)	2,800	3,015

		3,214

Total Argentina – 2.5%		$14,193
Austria
Consumer Staples – 0.2%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
7.750%, 10–28–20 (A)	1,050	1,114

Total Austria – 0.2%		$1,114
Brazil
Energy – 0.0%
Lancer Finance Co. (SPV) Ltd.
5.850%, 12–12–16 (A)(B)	735	—	*

Financials – 0.1%
Banco Cruzeiro do Sul S.A.
8.500%, 2–20–15 (A)(B)	7,500	376

Industrials – 1.4%
Embraer Overseas Ltd.
6.375%, 1–24–17	7,000	7,010
Odebrecht Drilling Norbe VII/IX Ltd.
6.350%, 6–30–21 (A)	1,573	704

		7,714

Materials – 1.9%
Suzano Trading Ltd.
5.875%, 1–23–21 (A)	7,450	7,697

Vale Overseas Ltd.:
4.625%, 9–15–20		1,600	1,638
6.250%, 8–10–26		1,425	1,482

			10,817

Total Brazil – 3.4%			$18,907
British Virgin Islands
Energy – 0.4%
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (A)		1,982	1,883
5.250%, 7–30–18		279	265

			2,148

Financials – 0.6%
Horsepower Finance Ltd.
2.100%, 3–3–17		3,200	3,201

Total British Virgin Islands – 1.0%			$5,349
Canada
Financials – 0.7%
Bank of Montreal
1.800%, 7–31–18		3,400	3,402
Royal Bank of Canada
2.500%, 1–19–21		750	751

			4,153

Total Canada – 0.7%			$4,153
Cayman Islands
Financials – 0.3%
Banco Bradesco S.A.
4.500%, 1–12–17 (A)		1,900	1,900

Telecommunication Services – 0.7%
Sable International Finance Ltd.
6.875%, 8–1–22 (A)		3,600	3,744

Total Cayman Islands – 1.0%			$5,644
Chile
Industrials – 1.4%
Guanay Finance Ltd.
6.000%, 12–15–20 (A)		3,704	3,741
LATAM Airlines Group S.A.
7.250%, 6–9–20 (A)		4,300	4,418

			8,159

Materials – 2.2%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18 (A)		10,450	10,629
4.375%, 5–15–23 (A)		1,600	1,607

			12,236

Total Chile – 3.6%			$20,395
China
Information Technology – 0.5%
Alibaba Group Holding Ltd.
1.625%, 11–28–17		2,750	2,745

Total China – 0.5%			$2,745
Columbia
Financials – 0.9%
Banco de Bogota S.A.:
5.000%, 1–15–17 (A)		3,680	3,682
5.375%, 2–19–23 (A)		1,500	1,519

			5,201

Utilities – 2.3%
Emgesa S.A. E.S.P.
8.750%, 1–25–21 (C)	COP	20,786,000	6,882
Empresas Publicas de Medellin E.S.P.
8.375%, 2–1–21 (C)		18,938,000	6,167

			13,049

Total Columbia – 3.2%			$18,250
France
Financials – 0.7%
Societe Generale S.A.
5.922%, 4–29–49 (A)		$4,000	3,966

Total France – 0.7%			$3,966

Hong Kong
Telecommunication Services – 0.4%
Hutchison Whampoa Ltd.
1.625%, 10–31–17 (A)		2,000	1,995

Total Hong Kong – 0.4%			$1,995
India
Industrials – 0.6%
Adani Ports and Special Economic Zone Ltd.
3.500%, 7–29–20 (A)		3,500	3,480

Utilities – 0.1%
Tata Electric Co.
8.500%, 8–19–17		200	205

Total India – 0.7%			$3,685
Indonesia
Financials – 0.2%
Bank Rakyat Indonesia
2.950%, 3–28–18		905	905

Total Indonesia – 0.2%			$905
Ireland
Financials – 0.8%
MTS International Funding Ltd.
5.000%, 5–30–23 (A)		2,400	2,457
VEB Finance Ltd.
5.375%, 2–13–17 (A)		2,125	2,132

			4,589

Industrials – 0.2%
Russian Railways via RZD Capital Ltd.
8.300%, 4–2–19 (C)	RUB	68,000	1,094

Telecommunication Services – 0.4%
Mobile TeleSystems OJSC
5.000%, 5–30–23		$2,300	2,355

Total Ireland – 1.4%			$8,038
Jamaica
Telecommunication Services – 0.2%
Digicel Group Ltd.
6.000%, 4–15–21 (A)		1,000	904

Total Jamaica – 0.2%			$904
Luxembourg
Consumer Discretionary – 0.6%
Altice S.A.
7.625%, 2–15–25 (A)		3,350	3,517

Consumer Staples – 0.3%
Minerva Luxembourg S.A.
6.500%, 9–20–26 (A)		1,525	1,470

Financials – 2.7%
OJSC Russian Agricultural Bank
5.100%, 7–25–18 (A)		6,200	6,324
VTB Capital S.A.
6.000%, 4–12–17 (A)		8,770	8,858

			15,182

Information Technology – 1.2%
BC Luxco 1 S.A.:
7.375%, 1–29–20		2,000	2,010
7.375%, 1–29–20 (A)		4,815	4,839

			6,849

Total Luxembourg – 4.8%			$27,018
Mexico
Consumer Staples – 0.6%
Sigma Alimentos S.A. de C.V.
5.625%, 4–14–18 (A)		3,450	3,579

Financials – 0.6%
Banco Santander S.A.
4.125%, 11–9–22 (A)		2,000	1,990
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R.
7.250%, 9–27–23 (A)		1,500	1,465

			3,455

Materials – 3.0%
C5 Capital (SPV) Ltd.
5.115%, 12–29–49 (A)(D)		5,000	4,150
CEMEX S.A.B. de C.V.:
6.500%, 12–10–19 (A)		8,100	8,566
7.250%, 1–15–21 (A)		3,750	3,994

			16,710

Total Mexico – 4.2%			$23,744

Netherlands
Consumer Discretionary – 1.2%
Myriad International Holdings B.V.
6.375%, 7–28–17 (A)		2,750	2,804
VTR Finance B.V.
6.875%, 1–15–24 (A)		3,802	3,926

			6,730

Consumer Staples – 0.5%
Marfrig Holdings (Europe) B.V.:
6.875%, 6–24–19 (A)		1,000	1,025
8.000%, 6–8–23 (A)		1,800	1,863

			2,888

Energy – 1.0%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
4.875%, 3–17–20		3,500	3,460
8.375%, 5–23–21		2,200	2,371

			5,831

Materials – 0.7%
Cimpor Financial Operations B.V. (GTD by InterCement Participacoes S.A. and InterCement Brasil S.A.)
5.750%, 7–17–24 (A)		4,600	3,818

Telecommunication Services – 0.4%
VimpleCom Holdings B.V.
9.000%, 2–13–18 (A)(C)	RUB	120,000	1,936

Utilities – 0.4%
Majapahit Holding B.V.
7.750%, 1–20–20 (A)		$2,000	2,245

Total Netherlands – 4.2%			$23,448
Panama
Financials – 2.5%
Banco Latinoamericano de Comercio Exterior S.A.
3.750%, 4–4–17 (A)		13,800	13,834

Total Panama – 2.5%			$13,834
Peru
Financials – 0.1%
BBVA Banco Continental S.A.
3.250%, 4–8–18		500	504

Real Estate – 0.6%
InRetail Shopping Malls
5.250%, 10–10–21 (A)		3,600	3,681

Total Peru – 0.7%			$4,185
Russia
Materials – 0.5%
Uralkali Finance Ltd.
3.723%, 4–30–18 (A)		3,000	2,989

Total Russia – 0.5%			$2,989
Singapore
Consumer Staples – 2.3%
Olam International Ltd.:
5.750%, 9–20–17		3,300	3,351
7.500%, 8–12–20		9,150	9,895

			13,246

Telecommunication Services – 0.8%
TBG Global Pte. Ltd.
4.625%, 4–3–18 (A)		4,400	4,439

Total Singapore – 3.1%			$17,685
Spain
Financials – 0.8%
Banco Bilbao Vizcaya Argentaria S.A.
9.000%, 5–29–49		4,400	4,580

Total Spain – 0.8%			$4,580
United Arab Emirates
Financials – 0.8%
ICICI Bank Ltd.:
4.800%, 5–22–19 (A)		1,500	1,577
3.500%, 3–18–20 (A)		2,875	2,917

			4,494

Total United Arab Emirates – 0.8%			$4,494
United Kingdom
Consumer Staples – 0.1%
BAT International Finance plc
1.850%, 6–15–18 (A)		1,000	1,000

Financials – 5.5%
Barclays plc
8.250%, 12–29–49	4,100	4,265
HSBC Holdings plc
5.625%, 12–29–49	3,100	3,057
Royal Bank of Scotland Group plc (The)
7.640%, 3–29–49	5,800	5,380
State Bank of India:
4.125%, 8–1–17 (A)	2,400	2,428
3.250%, 4–18–18 (A)	11,825	11,953
3.622%, 4–17–19 (A)	3,600	3,694

		30,777

Materials – 0.7%
Vedanta Resources plc
6.000%, 1–31–19 (A)	3,800	3,819

Total United Kingdom – 6.3%		$35,596
United States
Consumer Discretionary – 0.6%
Globo Comunicacoe e Participacoes S.A.
5.307%, 5–11–22 (A)(D)	3,250	3,250

Consumer Staples – 0.9%
Anheuser-Busch InBev S.A./N.V.
2.650%, 2–1–21	2,000	2,009
SABMiller Holdings, Inc.
2.200%, 8–1–18	2,800	2,819

		4,828

Energy – 0.3%
PBF Holding Co. LLC and PBF Finance Corp.
8.250%, 2–15–20	1,600	1,640

Financials – 2.3%
Citigroup, Inc.
8.400%, 4–29–49	3,675	3,946
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.
3.480%, 6–1–19 (A)	1,500	1,531
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.)
3.000%, 9–25–17	3,600	3,634
Wells Fargo & Co.
7.980%, 3–29–49	3,475	3,631

		12,742

Health Care – 0.5%
Fresenius U.S. Finance II, Inc.:
4.250%, 2–1–21 (A)	300	310
4.500%, 1–15–23 (A)	2,250	2,318

		2,628

Industrials – 0.8%
TransDigm, Inc. (GTD by TransDigm Group, Inc.)
6.000%, 7–15–22	4,606	4,790

Information Technology – 1.5%
Alliance Data Systems Corp.
5.250%, 12–1–17 (A)	5,550	5,626
Micron Technology, Inc.
5.875%, 2–15–22	2,850	2,971

		8,597

Materials – 0.9%
BakerCorp International, Inc.
8.250%, 6–1–19	2,100	1,775
Hillman Group, Inc. (The)
6.375%, 7–15–22 (A)	3,777	3,550

		5,325

Real Estate – 1.1%
Aircastle Ltd.
4.625%, 12–15–18	5,865	6,122

Telecommunication Services – 2.9%
American Tower Corp.
3.400%, 2–15–19	5,100	5,210
T-Mobile USA, Inc.
6.000%, 3–1–23	8,120	8,577
Verizon Communications, Inc.
2.625%, 2–21–20	2,307	2,327

		16,114

Total United States – 11.8%		$66,036

TOTAL CORPORATE DEBT SECURITIES – 59.4%		$333,852
(Cost: $352,454)

OTHER GOVERNMENT SECURITIES (E)
Argentina – 1.1%
Province of Buenos Aires
9.950%, 6–9–21	5,454	6,149

Brazil – 0.7%
Federative Republic of Brazil
4.875%, 1–22–21	3,900	4,017

Russia – 0.5%
Russian Federation
3.500%, 1–16–19 (A)	3,000	3,049

Saudi Arabia – 0.3%
Saudi Arabia Government Bond
2.375%, 10–26–21 (A)	1,500	1,456

Supranational – 1.0%
Central American Bank for Economic Integration
3.875%, 2–9–17 (A)	5,300	5,307

TOTAL OTHER GOVERNMENT SECURITIES – 3.6%		$19,978
(Cost: $19,022)

LOANS (D)
United States
Energy – 0.0%
Empresas ICA S.A.
9.300%, 6–20–17 (B)	1,883	170

Industrials – 1.3%
TransDigm, Inc.:
3.770%, 2–28–20	1,313	1,322
3.998%, 2–28–20	5,834	5,872

		7,194

Information Technology – 0.4%
Magic Newco LLC
5.000%, 12–12–18	2,161	2,178

Materials – 0.3%
BakerCorp International, Inc.
4.250%, 2–7–20	1,979	1,875

Total United States – 2.0%		$11,417

TOTAL LOANS – 2.0%		$11,417
(Cost: $13,136)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 0.2%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 5–15–18 (F)	29	1
5.500%, 3–15–23 (F)	6	—	*
4.000%, 2–15–24 (F)	68	2
4.000%, 4–15–24 (F)	415	36
5.500%, 10–15–25 (F)	170	22
5.500%, 1–15–33 (F)	63	12
5.500%, 5–15–33 (F)	292	61
6.500%, 7–15–37 (F)	295	68
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates
4.500%, 10–1–35	543	585
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (F)	14	2
5.500%, 12–25–33 (F)	49	—	*
5.500%, 8–25–35 (F)	254	43
5.500%, 11–25–36 (F)	307	62
Government National Mortgage Association Agency REMIC/CMO
7.000%, 5–20–33 (F)	537	133

		1,027

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.2%		$1,027
(Cost: $3,269)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 26.1%
U.S. Treasury Bonds
2.250%, 11–15–25	11,900	11,730
U.S. Treasury Notes:
2.375%, 7–31–17	2,100	2,120
0.625%, 9–30–17	20,000	19,971
0.875%, 5–31–18	12,000	11,975
0.750%, 9–30–18	15,000	14,896
0.875%, 5–15–19	12,000	11,881
3.500%, 5–15–20	7,810	8,296
2.625%, 11–15–20	17,000	17,558
2.125%, 8–15–21	12,700	12,809
1.250%, 10–31–21	5,800	5,619
1.750%, 11–30–21	5,600	5,553
1.750%, 5–15–22	19,250	18,947
1.500%, 8–15–26	5,800	5,326

		146,681

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 26.1%		$146,681
(Cost: $146,629)

SHORT-TERM SECURITIES
Commercial Paper (G) – 2.1%
Kroger Co. (The)
0.880%, 1–3–17	3,000	3,000
Northern Illinois Gas Co.
0.900%, 1–3–17	3,732	3,732
Sysco Corp.
1.100%, 1–4–17	5,000	4,999

		11,731

Master Note – 0.0%
Toyota Motor Credit Corp.
0.860%, 1–4–17 (H)	19	19

TOTAL SHORT-TERM SECURITIES – 2.1%		$11,750
(Cost: $11,750)

TOTAL INVESTMENT SECURITIES – 98.9%		$555,554
(Cost: $582,268)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		6,275

NET ASSETS – 100.0%		$561,829

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016 the total value of these securities amounted to $215,306 or 38.3% of net assets.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (COP - Columbian Peso and RUB - Russian Ruble).

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(G)	Rate shown is the yield to maturity at December 31, 2016.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	4,524	U.S. Dollar	5,616	1–25–17	Barclays Capital, Inc.	$38	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$30,849	$—	$—
Corporate Debt Securities	—	333,852	—
Other Government Securities	—	19,978	—
Loans	—	11,247	170
United States Government Agency Obligations	—	1,027	—
United States Government Obligations	—	146,681	—
Short-Term Securities	—	11,750	—
Total	$30,849	$524,535	$170
Forward Foreign Currency Contracts	$—	$38	$—

During the period ended December 31, 2016, securities totaling $14,349 were transferred from Level 2 to Level 3 due to the lack of observable market data due to decreased market activity or information for these securities. Securities totaling $66,084 were transferred from Level 3 to Level 2 due to the increased availability of observable market data due to increased market activity or information for these securities. Transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$582,268

Gross unrealized appreciation	13,256
Gross unrealized depreciation	(39,970)

Net unrealized depreciation	$(26,714)

SCHEDULE OF INVESTMENTS Government Securities Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value

Agency Obligations – 8.1%
Federal Farm Credit Bank:
3.560%, 10–6–32	$5,000	$5,146
3.460%, 2–22–33	3,500	3,520
Federal Home Loan Bank,
2.500%, 4–27–26	5,000	4,855
U.S. Department of Transportation,
6.001%, 12–7–21 (A)	6,000	6,788

		20,309

Mortgage-Backed Obligations – 41.9%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 4–15–18	614	624
2.790%, 6–25–22	7,250	7,276
5.000%, 5–15–23	1,498	1,592
4.000%, 10–15–35	390	396
3.000%, 10–15–36	4,678	4,770
4.000%, 11–15–36	758	781
4.500%, 8–15–39	644	662
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.184%, 12–25–20 (B)	4,000	4,301
3.000%, 1–1–33	4,971	5,042
4.000%, 10–1–44	3,309	3,475
3.000%, 4–15–46	4,236	4,300
3.000%, 4–15–53	4,621	4,679
Federal National Mortgage Association Agency REMIC/CMO:
2.640%, 6–1–22	1,460	1,480
3.020%, 1–1–23	1,203	1,235
2.630%, 2–1–23	2,257	2,266
2.356%, 3–1–23	2,785	2,783
2.390%, 6–1–25	2,175	2,193
3.360%, 7–1–25	2,636	2,709
4.000%, 3–25–33	2,120	2,251
3.500%, 8–25–33	508	522
2.000%, 4–25–39	3,034	3,009
4.500%, 6–25–40	348	367
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.790%, 11–1–18	7,844	7,992
2.580%, 5–1–19	6,591	6,701
5.380%, 11–1–20	598	599
4.381%, 6–1–21	6,934	7,493
5.500%, 10–1–21	599	629
2.706%, 4–1–23	975	982
3.500%, 8–1–26	2,310	2,411
3.000%, 9–1–28	3,170	3,257
4.000%, 12–1–31	1,988	2,108
5.500%, 12–1–34	619	694
3.500%, 4–25–37	3,802	3,941
6.000%, 4–1–39	824	932
4.500%, 2–1–44	3,648	3,962
4.000%, 10–1–44	3,532	3,713
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 4–16–39	197	204
2.000%, 3–16–42	2,769	2,696

		105,027

United States Government Agency Obligations – 2.3%
Overseas Private Investment Corp. (GTD by U.S. Government),
5.142%, 12–15–23	3,047	3,282
Ukraine Government AID Bond,
1.844%, 5–16–19	2,500	2,494

		5,776

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 52.3%		$131,112
(Cost: $132,278)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 44.3%
U.S. Treasury Bonds:
9.000%, 11–15–18	8,000	9,156
5.250%, 2–15–29	3,000	3,828
3.500%, 2–15–39	2,000	2,183
2.750%, 11–15–42	5,000	4,712
2.500%, 2–15–45	2,500	2,222
2.500%, 2–15–46	2,500	2,216
2.250%, 8–15–46	4,000	3,355
U.S. Treasury Notes:
3.125%, 1–31–17	1,500	1,503
1.000%, 3–15–18	5,000	5,002
3.625%, 8–15–19	9,000	9,524
1.000%, 9–30–19	2,000	1,978
1.375%, 9–30–20	5,000	4,940
1.250%, 3–31–21	1,500	1,464
1.125%, 6–30–21	1,000	967
1.125%, 9–30–21	1,500	1,446
2.000%, 12–31–21	5,000	5,013
1.750%, 4–30–22	1,000	985
1.750%, 5–15–22	3,500	3,445
2.125%, 12–31–22	1,000	998
1.500%, 3–31–23	3,500	3,359
1.750%, 5–15–23	500	486
1.375%, 6–30–23	3,000	2,846
1.250%, 7–31–23	1,500	1,410
1.375%, 9–30–23	1,000	946
1.625%, 10–31–23	1,500	1,441
2.750%, 2–15–24	4,000	4,126
2.250%, 11–15–24	7,880	7,821
2.000%, 2–15–25	2,500	2,430
2.000%, 8–15–25	6,000	5,804
1.625%, 2–15–26	9,000	8,397
1.625%, 5–15–26	5,500	5,121
1.500%, 8–15–26	1,000	918
2.000%, 11–15–26	1,000	961

		111,003

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 44.3%		$111,003
(Cost: $113,776)

SHORT-TERM SECURITIES
Commercial Paper (C) – 0.6%
Federal Home Loan Bank,
0.300%, 1–3–17	1,554	1,554

United States Government Agency Obligations – 4.6%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.700%, 1–3–17 (B)	1,465	1,465
0.700%, 1–3–17 (B)	649	649
0.700%, 1–4–17 (B)	4,837	4,836
0.700%, 1–4–17 (B)	617	617
0.700%, 1–4–17 (B)	341	341
0.720%, 1–4–17 (B)	2,305	2,305
0.700%, 1–7–17 (B)	1,025	1,025
0.700%, 1–7–17 (B)	356	356

		11,594

TOTAL SHORT-TERM SECURITIES – 5.2%		$13,148
(Cost: $13,148)

TOTAL INVESTMENT SECURITIES – 101.8%		$255,263
(Cost: $259,202)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.8)%		(4,502)

NET ASSETS – 100.0%		$250,761

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016 the total value of these securities amounted to $6,788 or 2.7% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

(C)	Rate shown is the yield to maturity at December 31, 2016.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$131,112	$—
United States Government Obligations	—	111,003	—
Short-Term Securities	—	13,148	—
Total	$—	$255,263	$—

During the period ended December 31, 2016, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

AID = Agency International Development

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$259,202

Gross unrealized appreciation	1,288
Gross unrealized depreciation	(5,227)

Net unrealized depreciation	$(3,939)

SCHEDULE OF INVESTMENTS High Income Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares		Value

Consumer Discretionary

Cable & Satellite – 0.2%
Altice N.V., Class A (A)(B)	196		$3,885

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)	—	*	132

Total Consumer Discretionary – 0.2%			4,017
Energy
Oil & Gas Equipment & Services – 0.1%
Key Energy Services, Inc. (A)	27		864
Larchmont Resources LLC (A)(B)(C)	4		1,211

			2,075

Oil & Gas Exploration & Production – 0.2%
Midstates Petroleum Co., Inc. (A)	170		3,519
Sabine Oil & Gas Corp. (A)(C)	1		39

			3,558

Total Energy – 0.3%			5,633

TOTAL COMMON STOCKS – 0.5%			$9,650
(Cost: $8,436)

PREFERRED STOCKS
Telecommunication Services
Integrated Telecommunication Services – 0.3%
Frontier Communications Corp., Convertible Series A, 11.125%	73		5,187

Total Telecommunication Services – 0.3%			5,187

TOTAL PREFERRED STOCKS – 0.3%			$5,187
(Cost: $7,298)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, expires 5–15–18 (D)	7		—	*

Commodity Chemicals – 0.0%
Foresight Energy L.P., expires 10–3–27 (D)	12		—	*

Oil & Gas Exploration & Production – 0.0%
Sabine Oil & Gas Corp., expires 12–29–29 (C)(D)	1		4
Sabine Oil & Gas Corp., expires 12–29–29 (C)(D)	4		24

			28

TOTAL WARRANTS – 0.0%			$28
(Cost: $438)

CORPORATE DEBT SECURITIES	Principal

Consumer Discretionary
Advertising – 0.7%
Acosta, Inc.,
7.750%, 10–1–22 (E)	$10,521		8,838
Lamar Media Corp.,
5.375%, 1–15–24	3,062		3,169
Outfront Media Capital LLC and Outfront Media Capital Corp.,
5.625%, 2–15–24	1,785		1,861

			13,868

Apparel Retail – 1.3%
Hot Topic, Inc.,
9.250%, 6–15–21 (E)	13,558		14,270
HT Intermediate Holdings Corp.,
12.000%, 5–15–19 (E)(F)	4,142		4,225
Neiman Marcus Group Ltd., Inc.,
8.000%, 10–15–21 (E)	10,403		7,724

			26,219

Automotive Retail – 0.6%
Allison Transmission, Inc.,
5.000%, 10–1–24 (E)	1,753		1,770
Group 1 Automotive, Inc.,
5.000%, 6–1–22	2,292		2,263
Penske Automotive Group, Inc.,
5.500%, 5–15–26	1,219		1,204
Sonic Automotive, Inc.,
5.000%, 5–15–23	7,435		7,231

			12,468

Broadcasting – 1.4%
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11–15–22		16,559	16,846
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20		5,454	5,450
Cumulus Media, Inc.,
7.750%, 5–1–19		10,806	4,424
iHeartCommunications, Inc. (GTD by iHeartMedia Capital I LLC),
10.625%, 3–15–23		2,942	2,221

			28,941

Cable & Satellite – 9.5%
Altice Financing S.A.:
6.625%, 2–15–23 (E)		4,517	4,641
7.500%, 5–15–26 (E)		8,029	8,350
Altice S.A.:
7.250%, 5–15–22 (E)(G)	EUR	771	867
7.750%, 5–15–22 (E)		$26,812	28,622
6.250%, 2–15–25 (E)(G)	EUR	966	1,062
7.625%, 2–15–25 (E)		$5,375	5,644
Altice U.S. Finance I Corp.,
5.500%, 5–15–26 (E)		4,968	5,067
Cablevision Systems Corp.,
5.875%, 9–15–22		5,561	5,422
CCO Holdings LLC and CCO Holdings Capital Corp.,
5.500%, 5–1–26 (E)		244	249
Columbus International, Inc.,
7.375%, 3–30–21 (E)		1,414	1,505
DISH DBS Corp.:
6.750%, 6–1–21		5,314	5,766
5.875%, 7–15–22		2,460	2,589
5.000%, 3–15–23		1,582	1,574
5.875%, 11–15–24		1,207	1,242
7.750%, 7–1–26		3,676	4,145
Neptune Finco Corp.:
10.125%, 1–15–23 (E)		7,011	8,098
6.625%, 10–15–25 (E)		2,140	2,338
10.875%, 10–15–25 (E)		5,205	6,194
Numericable – SFR S.A.,
7.375%, 5–1–26 (E)		22,514	22,992
Sirius XM Radio, Inc.:
4.625%, 5–15–23 (E)		14,438	14,294
6.000%, 7–15–24 (E)		18,000	18,810
VTR Finance B.V.,
6.875%, 1–15–24 (E)		22,263	22,986
Wave Holdco LLC and Wave Holdco Corp.,
8.250%, 7–15–19 (E)(F)		1,399	1,420
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (E)		16,739	17,409

			191,286

Casinos & Gaming – 2.0%
Gateway Casinos & Entertainment Ltd.,
8.500%, 11–26–20 (E)(G)	CAD	9,337	6,960
MCE Finance Ltd.,
5.000%, 2–15–21 (E)		$1,885	1,873
Studio City Finance Ltd.,
8.500%, 12–1–20 (E)		11,503	11,934
Wynn Macau Ltd.,
5.250%, 10–15–21 (E)		18,659	18,799

			39,566

Department Stores – 0.3%
Bon-Ton Stores, Inc. (The),
8.000%, 6–15–21		12,060	5,789

Distributors – 0.5%

Pinnacle Operating Corp.,
9.000%, 11–15–20 (E)		23,159	10,190

Education Services – 2.4%
Laureate Education, Inc.,
10.000%, 9–1–19 (E)(H)		46,542	47,531

Homefurnishing Retail – 0.7%
Restoration Hardware Holdings, Inc., Convertible:
0.000%, 6–15–19 (E)(I)		9,029	7,703
0.000%, 7–15–20 (E)(I)		7,525	6,034

			13,737

Hotels, Resorts & Cruise Lines – 0.2%
Carlson Travel, Inc.,
6.750%, 12–15–23 (E)		4,660	4,846

Leisure Facilities – 0.1%
AMC Entertainment Holdings, Inc.,
5.875%, 11–15–26 (E)	1,259	1,287

Movies & Entertainment – 1.7%
AMC Entertainment, Inc.,
5.750%, 6–15–25	7,845	8,022
Cinemark USA, Inc.:
5.125%, 12–15–22	585	603
4.875%, 6–1–23	8,000	8,100
EMI Music Publishing Group North America Holdings,
7.625%, 6–15–24 (E)	2,929	3,163
WMG Acquisition Corp.,
6.750%, 4–15–22 (E)	13,701	14,420

		34,308

Publishing – 0.2%
MDC Partners, Inc.,
6.500%, 5–1–24 (E)	5,081	4,573

Specialized Consumer Services – 0.9%
Nielsen Co. Luxembourg S.a.r.l. (The),
5.500%, 10–1–21 (E)	6,936	7,213
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (E)	11,077	11,271

		18,484

Specialty Stores – 1.3%
Jo-Ann Stores Holdings, Inc.,
9.750%, 10–15–19 (E)(F)	28,474	27,121

Total Consumer Discretionary – 23.8%		480,214
Consumer Staples
Food Distributors – 1.4%
Performance Food Group, Inc.,
5.500%, 6–1–24 (E)	4,819	4,855
Simmons Foods, Inc.,
7.875%, 10–1–21 (E)	15,850	16,326
U.S. Foods, Inc.,
5.875%, 6–15–24 (E)	7,350	7,589

		28,770

Packaged Foods & Meats – 1.5%
AdvancePierre Foods Holdings, Inc.,
5.500%, 12–15–24 (E)	746	753
Bumble Bee Foods LLC,
9.625%, 3–15–18 (E)(F)	3,371	3,278
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10–28–20 (E)	1,000	1,061
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (E)	10,650	10,996
5.750%, 6–15–25 (E)	4,373	4,428
Post Holdings, Inc.:
7.750%, 3–15–24 (E)	4,604	5,110
8.000%, 7–15–25 (E)	2,929	3,281
5.000%, 8–15–26 (E)	2,469	2,364

		31,271

Personal Products – 0.2%
Revlon Consumer Products Corp.,
5.750%, 2–15–21	1,999	2,009
Revlon Escrow Corp.,
6.250%, 8–1–24	1,235	1,266

		3,275

Tobacco – 0.4%
Prestige Brands, Inc.,
5.375%, 12–15–21 (E)	7,833	8,068

Total Consumer Staples – 3.5%		71,384
Energy
Coal & Consumable Fuels – 0.5%
Foresight Energy LLC and Foresight Energy Finance Corp.,
10.000%, 8–15–21 (E)(F)(H)	7,566	7,377
Foresight Energy LLC and Foresight Energy Finance Corp., Convertible,
15.000%, 10–3–17 (F)(H)	2,718	2,697

		10,074

Oil & Gas Drilling – 1.0%
Globe Luxembourg SCA,
9.625%, 5–1–18 (E)(H)	5,922	5,848
KCA DEUTAG UK Finance plc,
7.250%, 5–15–21 (E)	5,266	4,673
Noble Holding International Ltd.,
7.750%, 1–15–24	2,464	2,318
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (E)(H)	13,429	5,842
Offshore Group Investment Ltd.,
7.500%, 11–1–19	5,169	—	*
Rowan Cos., Inc. (GTD by Rowan plc),
7.375%, 6–15–25	1,488	1,518

		20,199

Oil & Gas Exploration & Production – 3.5%
Bellatrix Exploration Ltd.,
8.500%, 5–15–20 (E)	5,994	5,889
California Resources Corp.,
8.000%, 12–15–22 (E)	3,144	2,798
Clayton Williams Energy, Inc.,
7.750%, 4–1–19	19,921	20,021
Crownrock L.P.,
7.750%, 2–15–23 (E)	1,941	2,096
EnCana Corp.,
6.500%, 8–15–34	2,862	3,083
Endeavor Energy Resources L.P.:
7.000%, 8–15–21 (E)	10,611	11,036
8.125%, 9–15–23 (E)	1,808	1,930
Gulfport Energy Corp.,
6.625%, 5–1–23	595	622
Laredo Petroleum, Inc.,
7.375%, 5–1–22	8,698	9,013
Whiting Petroleum Corp.,
6.500%, 10–1–18	13,174	13,108

		69,596

Oil & Gas Refining & Marketing – 1.4%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.),
6.125%, 10–1–24 (E)	1,252	1,290
PBF Holding Co. LLC and PBF Finance Corp.,
7.000%, 11–15–23 (E)	4,826	4,802
PDC Energy, Inc.,
6.125%, 9–15–24 (E)	1,001	1,023
Seven Generations Energy Ltd.:
8.250%, 5–15–20 (E)	8,153	8,642
6.750%, 5–1–23 (E)	11,328	12,064

		27,821

Oil & Gas Storage & Transportation – 0.1%
Access Midstream Partners L.P.,
4.875%, 5–15–23	3,056	3,111

Total Energy – 6.5%		130,801
Financials
Consumer Finance – 1.3%
Creditcorp,
12.000%, 7–15–18 (E)	11,476	9,066
Quicken Loans, Inc.,
5.750%, 5–1–25 (E)	8,962	8,716
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (E)	4,802	4,598
Speedy Group Holdings Corp.,
12.000%, 11–15–17 (E)	4,107	3,491

		25,871

Diversified Capital Markets – 1.2%
Patriot Merger Corp.,
9.000%, 7–15–21 (E)	23,832	25,143

Investment Banking & Brokerage – 0.2%
E*TRADE Financial Corp.,
5.875%, 12–29–49	1,740	1,726
GFI Group, Inc.,
8.375%, 7–19–18 (H)	1,234	1,326

		3,052

Other Diversified Financial Services – 3.2%
AAF Holdings LLC and AAF Finance Co.,
12.000%, 7–1–19 (E)(F)	4,347	4,488
Balboa Merger Sub, Inc.,
11.375%, 12–1–21 (E)	25,339	25,339
Greektown Holdings LLC and Greektown Mothership Corp.,
8.875%, 3–15–19 (E)	7,557	7,944
New Cotai LLC and New Cotai Capital Corp.,
10.625%, 5–1–19 (E)(F)	34,292	25,719

		63,490

Property & Casualty Insurance – 1.7%
Hub International Ltd.,
7.875%, 10–1–21 (E)	8,878	9,379
Onex USI Acquisition Corp.,
7.750%, 1–15–21 (E)	25,358	25,865

		35,244

Specialized Finance – 1.5%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
5.875%, 6–15–21 (E)	1,712	1,821
5.450%, 6–15–23 (E)	1,221	1,294
7.125%, 6–15–24 (E)	1,712	1,900
6.020%, 6–15–26 (E)	2,441	2,641
Flexi-Van Leasing, Inc.,
7.875%, 8–15–18 (E)	4,382	3,987
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9–15–18 (E)	21,166	18,467

		30,110

Thrifts & Mortgage Finance – 0.7%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.750%, 6–15–21 (E)	13,559	13,627

Total Financials – 9.8%		196,537
Health Care
Health Care Facilities – 2.3%
DaVita HealthCare Partners, Inc.,
5.125%, 7–15–24	740	738
Greatbatch Ltd.,
9.125%, 11–1–23 (E)	9,158	9,135
MPH Acquisition Holdings LLC,
7.125%, 6–1–24 (E)	4,881	5,138
Surgery Center Holdings, Inc.,
8.875%, 4–15–21 (E)	13,047	13,895
Tenet Healthcare Corp.:
6.750%, 2–1–20	6,592	6,295
7.500%, 1–1–22 (E)	869	906
8.125%, 4–1–22	11,492	10,843

		46,950

Health Care Supplies – 1.5%
Chiron Merger Sub, Inc.,
12.500%, 11–1–21 (E)	1,180	1,236
Kinetic Concepts, Inc. and KCI USA, Inc.,
9.625%, 10–1–21 (E)	23,767	25,134
Universal Hospital Services, Inc.,
7.625%, 8–15–20	4,249	4,206

		30,576

Pharmaceuticals – 1.4%
Concordia Healthcare Corp.:
9.500%, 10–21–22 (E)	27,123	9,629
7.000%, 4–15–23 (E)	2,927	922
IMS Health, Inc.,
5.000%, 10–15–26 (E)	2,940	2,947
Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
6.375%, 8–1–23 (E)	5,723	6,124
VPII Escrow Corp.,
7.500%, 7–15–21 (E)	4,619	3,915
VRX Escrow Corp.,
5.375%, 3–15–20 (E)	4,231	3,575

		27,112

Total Health Care – 5.2%		104,638
Industrials
Aerospace & Defense – 2.5%
KLX, Inc.,
5.875%, 12–1–22 (E)	13,832	14,247
Silver II Borrower SCA and Silver II U.S. Holdings,
7.750%, 12–15–20 (E)	8,078	6,725
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22	13,668	14,215
6.500%, 7–15–24	9,252	9,680
6.375%, 6–15–26 (E)	6,375	6,547

		51,414

Air Freight & Logistics – 0.3%
XPO Logistics, Inc.:
6.500%, 6–15–22 (E)	3,196	3,356
6.125%, 9–1–23 (E)	1,738	1,816

		5,172

Building Products – 1.1%
Alcoa Nederland Holding B.V.:
6.750%, 9–30–24 (E)	1,297	1,407
7.000%, 9–30–26 (E)	1,297	1,420
Ply Gem Industries, Inc.,
6.500%, 2–1–22	13,768	14,261
Summit Materials LLC and Summit Materials Finance Corp.:
8.500%, 4–15–22	967	1,069
6.125%, 7–15–23	2,012	2,065
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 6–15–24 (E)	2,443	2,449

		22,671

Diversified Support Services – 0.2%
Ritchie Bros. Auctioneers, Inc.,
5.375%, 1–15–25 (E)	2,471	2,520
United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
5.875%, 9–15–26	1,220	1,255

		3,775

Environmental & Facilities Services – 0.6%
GFL Environmental, Inc.:
7.875%, 4–1–20 (E)	8,484	8,898
9.875%, 2–1–21 (E)	2,194	2,413

		11,311

Railroads – 0.8%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC:
6.750%, 5–1–19 (E)	12,544	12,983
9.750%, 5–1–20 (E)	3,080	3,165

		16,148

Security & Alarm Services – 0.7%
Prime Security Services Borrower LLC,
9.250%, 5–15–23 (E)	13,321	14,503

Trading Companies & Distributors – 0.2%
HD Supply, Inc.,
5.750%, 4–15–24 (E)	4,243	4,479

Total Industrials – 6.4%		129,473
Information Technology
Application Software – 1.4%
Kronos Acquisition Holdings, Inc.,
9.000%, 8–15–23 (E)	27,375	27,307

Communications Equipment – 0.7%
West Corp.,
5.375%, 7–15–22 (E)	15,525	15,001

Data Processing & Outsourced Services – 2.2%
Alliance Data Systems Corp.:
6.375%, 4–1–20 (E)	9,158	9,295
5.875%, 11–1–21 (E)	3,396	3,447
5.375%, 8–1–22 (E)	11,332	10,936
Italics Merger Sub, Inc.,
7.125%, 7–15–23 (E)	21,992	20,947

		44,625

Electronic Manufacturing Services – 0.4%
KEMET Corp.,
10.500%, 5–1–18	7,367	7,358

IT Consulting & Other Services – 0.8%
NCR Escrow Corp.:
5.875%, 12–15–21	7,005	7,338
6.375%, 12–15–23	8,619	9,265

		16,603

Semiconductors – 1.3%
Micron Technology, Inc.:
5.875%, 2–15–22	10,978	11,445
7.500%, 9–15–23 (E)	4,995	5,532
5.500%, 2–1–25	8,322	8,280

		25,257

Technology Hardware, Storage & Peripherals – 0.9%
Inception Parent, Inc., Inception Merger Sub, Inc. and Rackspace Hosting, Inc.,
8.625%, 11–15–24 (E)	10,069	10,658
Western Digital Corp.:
7.375%, 4–1–23 (E)	1,215	1,336
10.500%, 4–1–24 (E)	5,398	6,383

		18,377

Total Information Technology – 7.7%		154,528
Materials
Aluminum – 1.4%
Constellium N.V.:
8.000%, 1–15–23 (E)	9,644	10,030
5.750%, 5–15–24 (E)	4,758	4,449
Kaiser Aluminum Corp.,
5.875%, 5–15–24	975	1,009
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (E)	3,725	3,949
5.875%, 9–30–26 (E)	2,497	2,522
Wise Metals Group LLC,
8.750%, 12–15–18 (E)	6,312	6,564

		28,523

Construction Materials – 0.8%
Eagle Materials, Inc.,
4.500%, 8–1–26	988	985
Hillman Group, Inc. (The),
6.375%, 7–15–22 (E)	16,700	15,698

		16,683

Diversified Chemicals – 0.4%
PSPC Escrow Corp.,
6.500%, 2–1–22 (E)	4,928	4,965
PSPC Escrow II Corp.,
10.375%, 5–1–21 (E)	2,503	2,772

		7,737

Diversified Metals & Mining – 1.2%
Artsonig Pty Ltd.,
11.500%, 4–1–19 (E)(F)	13,821	415
Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (E)	2,100	2,005
FMG Resources Pty Ltd.,
6.875%, 4–1–22 (E)	13,791	14,308
Lundin Mining Corp.:
7.500%, 11–1–20 (E)	3,710	3,947
7.875%, 11–1–22 (E)	3,039	3,305

		23,980

Metal & Glass Containers – 1.8%
ARD Finance S.A.,
7.125%, 9–15–23 (E)	1,387	1,370
BakerCorp International, Inc.,
8.250%, 6–1–19	27,980	23,643
HudBay Minerals, Inc.:
7.250%, 1–15–23 (E)	995	1,030
7.625%, 1–15–25 (E)	1,492	1,551
Signode Industrial Group,
6.375%, 5–1–22 (E)	8,462	8,504

		36,098

Paper Packaging – 0.4%
Coveris Holdings S.A.,
7.875%, 11–1–19 (E)		2,080	2,064
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.,
5.125%, 7–15–23 (E)		5,649	5,741

			7,805

Steel – 0.1%
U.S. Steel Corp.,
8.375%, 7–1–21 (E)		1,708	1,888

Total Materials – 6.1%			122,714
Real Estate
Health Care REITs – 0.1%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.),
5.250%, 8–1–26		1,236	1,211

Industrial REITs – 1.1%
Aircastle Ltd.:
5.125%, 3–15–21		14,608	15,557
5.500%, 2–15–22		4,228	4,482
5.000%, 4–1–23		2,613	2,665

			22,704

Real Estate Development – 0.3%
Hub Holdings LLC and Hub Holdings Finance, Inc.,
8.125%, 7–15–19 (E)(F)		6,610	6,594

Total Real Estate – 1.5%			30,509
Telecommunication Services
Alternative Carriers – 0.4%
Consolidated Communications Finance II Co.,
6.500%, 10–1–22		5,332	5,292
Zayo Group LLC and Zayo Capital, Inc.,
6.000%, 4–1–23		1,738	1,808

			7,100

Integrated Telecommunication Services – 4.1%
BCP (Singapore) VI Cayman Financing Co. Ltd.,
8.000%, 4–15–21 (E)		1,151	1,128
Frontier Communications Corp.:
8.875%, 9–15–20		7,230	7,700
6.250%, 9–15–21		4,201	3,980
10.500%, 9–15–22		4,256	4,474
7.125%, 1–15–23		1,013	917
6.875%, 1–15–25		2,912	2,468
11.000%, 9–15–25		8,560	8,838
GCI, Inc.,
6.875%, 4–15–25		7,552	7,665
Sprint Corp.:
7.250%, 9–15–21		21,716	23,073
7.875%, 9–15–23		15,048	16,064
7.125%, 6–15–24		5,951	6,130

			82,437

Wireless Telecommunication Service – 1.3%
Sable International Finance Ltd.,
6.875%, 8–1–22 (E)		10,351	10,765
Sprint Nextel Corp.:
9.000%, 11–15–18 (E)		1,474	1,625
7.000%, 8–15–20		1,208	1,280
11.500%, 11–15–21		989	1,214
T-Mobile USA, Inc.:
6.464%, 4–28–19		3,650	3,714
6.731%, 4–28–22		685	716
6.000%, 4–15–24		4,371	4,606
6.500%, 1–15–26		2,140	2,314

			26,234

Total Telecommunication Services – 5.8%			115,771

TOTAL CORPORATE DEBT SECURITIES – 76.3%			$1,536,569
(Cost: $1,573,276)

LOANS (H)
Consumer Discretionary
Advertising – 0.3%
Advantage Sales & Marketing, Inc.,
7.500%, 7–25–22		5,258	5,117

Apparel Retail – 1.2%
Talbots, Inc. (The):
5.500%, 3–19–20		6,200	6,017
9.500%, 3–19–21		17,300	15,598
True Religion Apparel, Inc.:
5.875%, 7–30–19		15,562	3,175
5.875%, 7–30–19		39	8

			24,798

Casinos & Gaming – 0.1%
Gateway Casinos & Entertainment Ltd.:
5.250%, 11–26–19 (G)	CAD	3,157	2,328
5.950%, 11–26–19		8	6

			2,334

Department Stores – 0.7%
Belk, Inc.,
5.750%, 12–10–22	$17,111	14,701

General Merchandise Stores – 1.1%
BJ’s Wholesale Club, Inc.,
8.500%, 3–31–20	12,328	12,462
Orchard Acquisition Co. LLC,
7.000%, 2–8–19	17,870	9,292

		21,754

Home Furnishings – 0.6%
Serta Simmons Bedding LLC,
9.000%, 11–8–24	12,516	12,558

Housewares & Specialties – 0.2%
KIK Custom Products, Inc.,
6.000%, 8–26–22	4,144	4,174

Specialty Stores – 0.4%
Jo-Ann Stores, Inc.,
6.256%, 9–29–23	6,806	6,851

Total Consumer Discretionary – 4.6%		92,287
Consumer Staples
Food Distributors – 0.2%
Chefs’ Warehouse, Inc. (The),
6.750%, 6–22–22	5,007	5,023

Hypermarkets & Super Centers – 0.3%
GOBP Holdings, Inc.,
9.250%, 10–21–22	5,087	5,082

Packaged Foods & Meats – 0.2%
Shearer’s Foods LLC,
7.750%, 6–30–22	3,838	3,550

Total Consumer Staples – 0.7%		13,655
Energy
Coal & Consumable Fuels – 0.2%
Westmoreland Coal Co.,
7.500%, 12–16–20	5,145	4,605

Oil & Gas Drilling – 0.5%
KCA Deutag Alpha Ltd.,
6.250%, 5–16–20	10,879	9,624

Oil & Gas Equipment & Services – 0.2%
Larchmont Resources LLC:
10.000%, 8–7–20	2,849	2,764
5.250%, 10–27–22	1,764	1,770

		4,534

Oil & Gas Exploration & Production – 0.4%
Chesapeake Energy Corp.,
8.500%, 8–23–21	7,457	8,106

Oil & Gas Storage & Transportation – 0.3%
Bowie Resources Holdings LLC:
6.750%, 8–12–20	3,023	2,620
11.750%, 2–16–21	3,043	2,541

		5,161

Total Energy – 1.6%		32,030
Financials
Insurance Brokers – 0.1%
NFP Corp.,
0.000%, 12–9–23 (J)	2,464	2,482

Total Financials – 0.1%		2,482
Health Care
Life Sciences Tools & Services – 0.4%
Atrium Innovations, Inc.,
7.750%, 8–10–21	8,740	8,566

Total Health Care – 0.4%		8,566
Industrials
Construction & Engineering – 0.1%
Tensar International Corp.,
9.500%, 7–10–22	3,077	2,308

Industrial Conglomerates – 0.7%
Crosby Worldwide Ltd.,
7.000%, 11–22–21	3,950	3,042
PAE Holding Corp.:
6.500%, 10–20–22	10,052	10,102
10.500%, 10–20–23	1,256	1,256

		14,400

Industrial Machinery – 0.7%
Dynacast International LLC,
9.500%, 1–30–23	14,491	14,128

Total Industrials – 1.5%		30,836
Information Technology
Application Software – 3.7%
Applied Systems, Inc.,
7.500%, 1–23–22	7,237	7,300
Misys plc and Magic Newco LLC,
12.000%, 6–12–19	53,119	56,329
TIBCO Software, Inc.,
6.500%, 12–4–20	10,893	10,927

		74,556

Internet Software & Services – 0.9%
Ancestry.com LLC,
9.250%, 10–19–24	3,775	3,850
TravelCLICK, Inc. & TCH-2 Holdings LLC:
5.500%, 5–12–21	6,121	6,128
8.750%, 11–12–21	7,920	7,772

		17,750

IT Consulting & Other Services – 0.2%
Triple Point Group Holdings, Inc.,
5.250%, 7–13–20	4,878	4,301

Total Information Technology – 4.8%		96,607
Materials
Diversified Metals & Mining – 0.1%
EP Minerals LLC,
8.500%, 8–20–21	2,803	2,708

Paper Packaging – 0.6%
FPC Holdings, Inc.,
9.250%, 5–27–20	7,863	6,618
Ranpak (Rack Merger),
8.250%, 10–1–22	5,506	5,286

		11,904

Total Materials – 0.7%		14,612

TOTAL LOANS – 14.4%		$291,075
(Cost: $315,714)

SHORT-TERM SECURITIES
Commercial Paper (K) – 7.2%
Becton Dickinson & Co.:
0.870%, 1–12–17	7,000	6,998
1.000%, 2–6–17	5,667	5,661
1.010%, 2–7–17	3,000	2,997
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.):
0.930%, 1–3–17	5,000	5,000
0.891%, 1–9–17	5,000	4,999
Clorox Co. (The):
0.530%, 1–3–17	1,952	1,952
0.870%, 1–12–17	7,500	7,498
CVS Health Corp.:
0.870%, 1–12–17	5,000	4,999
1.010%, 2–7–17	5,000	4,995

DTE Energy Co. (GTD by Detroit Edison Co.),
0.880%, 1–10–17	5,000	4,999
General Mills, Inc.,
0.960%, 1–5–17	5,000	4,999
Hewlett Packard Enterprise Co.,
0.871%, 1–9–17	5,000	4,999
J.M. Smucker Co. (The),
0.850%, 1–3–17	7,500	7,499
Kroger Co. (The):
0.900%, 1–4–17	5,000	4,999
0.870%, 1–12–17	5,000	4,999
McDonalds Corp.,
0.900%, 1–10–17	3,000	2,999
NBCUniversal Enterprise, Inc.,
0.861%, 1–5–17	15,000	14,998
Northern Illinois Gas Co.:
0.880%, 1–11–17	5,000	4,999
0.870%, 1–12–17	7,500	7,498
0.880%, 1–13–17	5,000	4,998
0.900%, 1–18–17	5,000	4,998
PacifiCorp:
0.970%, 1–10–17	5,000	4,999
0.870%, 1–12–17	5,000	4,999
Sysco Corp.:
0.950%, 1–3–17	12,000	11,999
1.100%, 1–4–17	5,000	4,999

		145,079

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.860%, 1–4–17 (L)	3,374	3,374

TOTAL SHORT-TERM SECURITIES – 7.4%		$148,453
(Cost: $148,454)

TOTAL INVESTMENT SECURITIES – 98.9%		$1,990,962
(Cost: $2,053,616)

CASH AND OTHER ASSETS, NET OF LIABILITIES (M) – 1.1%		22,627

NET ASSETS – 100.0%		$2,013,589

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Restricted securities. At December 31, 2016, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Larchmont Resources LLC	12–8–16	4	$1,211	$1,211
Sabine Oil & Gas Corp.	12–7–16	1	49	39
Sabine Oil & Gas Corp., expires 12–29–29	12–7–16	4	30	28
			$1,290	$1,278

The total value of these securities represented 0.1% of net assets at December 31, 2016.

(D)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016 the total value of these securities amounted to $1,126,712 or 55.9% of net assets.

(F)	Payment-in-kind bonds.

(G)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD – Canadian Dollar and EUR – Euro).

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016.

(I)	Zero coupon bond.

(J)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(K)	Rate shown is the yield to maturity at December 31, 2016.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

(M)	Cash of $70 is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

The following forward foreign currency contracts were outstanding at December 31, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	11,831	U.S. Dollar	8,779	1–25–17	Morgan Stanley International	$—	$35
Euro	4,920	U.S. Dollar	5,201	1–25–17	Morgan Stanley International	15	—
						$15	$35

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$3,885	$—	$132
Energy	4,383	39	1,211
Total Common Stocks	$8,268	$39	$1,343
Preferred Stocks	5,187	—	—
Warrants	—	28	—
Corporate Debt Securities	—	1,536,569	—
Loans	—	221,998	69,077
Short-Term Securities	—	148,453	—
Total	$13,455	$1,907,087	$70,420
Forward Foreign Currency Contracts	$—	$15	$—
Liabilities
Forward Foreign Currency Contracts	$—	$35	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Loans
Beginning Balance 10-1-16	$122	$118,084
Net realized gain (loss)	—	(13)
Net change in unrealized appreciation (depreciation)	10	2,124
Purchases	1,211	11,069
Sales	—	(3,790)
Amortization/Accretion of premium/discount	—	25
Transfers into Level 3 during the period	—	14,349
Transfers out of Level 3 during the period	—	(72,771)
Ending Balance 12-31-16	$1,343	$69,077
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-16	$10	$1,848

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended December 31, 2016, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-16	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$1,343	Broker	Broker quotes
Loans	$69,077	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,053,616

Gross unrealized appreciation	65,310
Gross unrealized depreciation	(127,964)

Net unrealized depreciation	$(62,654)

SCHEDULE OF INVESTMENTS Municipal Bond Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 1.5%
The Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds, Ser 2009A,
6.250%, 11–1–33	$2,000	$2,226
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008,
6.750%, 7–1–18	2,500	2,708
Water Works Board of the City of Birmingham, Water Rev Rfdg Bonds, Ser 2015-A,
5.000%, 1–1–35	6,555	7,358

		12,292

Alaska – 0.2%
AK Intl Arpt, Sys Rev and Rfdg Bonds, Ser 2010A,
5.000%, 10–1–21	1,735	1,903

Arizona – 1.9%
AZ Cert of Part, Ser 2010A (Insured by AGM),
5.250%, 10–1–26	2,000	2,181
Coconino Cnty, AZ, Pollutn Ctl Corp., Pollutn Ctl Rfdg Rev Bonds (NV Power Co. Proj), Ser 2006A (Auction Rate Sec) (Insured by FGIC),
1.890%, 9–1–32 (A)	3,000	2,865
Maricopa Cnty Indl Dev Auth, Rev Bonds (Banner Hlth), Ser 2016A,
4.000%, 1–1–38	8,500	8,528
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008,
6.625%, 7–15–25	2,000	2,166

		15,740

California – 15.7%
ABAG Fin Auth for Nonprofit Corp., Rev Bonds (Sharp Hlth Care), Ser 2009B,
6.250%, 8–1–39	1,000	1,108
Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2009E,
6.000%, 5–1–39	3,000	3,291
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 D-1 Index Rate Bonds,
1.219%, 8–1–17 (A)	4,000	4,001
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1,
1.820%, 4–1–24 (A)	8,500	8,505
CA (School Facilities) GO Bonds,
5.000%, 11–1–30	3,000	3,454
CA Cmnty Trans Rev (Installment Sale), Cert of Part (T.R.I.P. - Total Road Impvt Prog), Ser 2012B,
5.250%, 6–1–42	1,900	2,069
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A,
5.750%, 9–1–39	3,000	3,338
CA Hlth Fac Fin Auth, Rev Bonds (Children’s Hosp of Orange Cnty), Ser 2009A,
6.500%, 11–1–38	2,000	2,246
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part,
5.500%, 2–1–39	4,000	4,268
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.500%, 10–1–29	1,000	1,190
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj), Ser 2002B,
5.250%, 12–1–17	2,085	2,146

CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A,
5.000%, 10–1–33	1,000	1,048
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	1,745	1,904
6.350%, 7–1–46	970	1,065
CA Various Purp GO Bonds:
5.250%, 9–1–26	3,500	4,010
5.500%, 4–1–28	5	5
5.250%, 10–1–29	2,500	2,732
5.750%, 4–1–31	5,000	5,461
6.000%, 3–1–33	1,000	1,132
5.000%, 4–1–37	5,000	5,596
6.000%, 11–1–39	4,500	5,006
CA Various Purp GO Rfdg Bonds,
5.000%, 2–1–33	8,000	9,026
Carson Redev Agy Redev Proj Area No. 1, Tax Alloc Bonds, Ser 2009A,
7.000%, 10–1–36	750	862
City of Los Angeles, Wastewater Sys Rev Bonds, Rfdg Ser 2015-D,
5.000%, 6–1–34	5,000	5,767
Cmnty Redev Agy of Santa Ana, Merged Proj Area Bonds, Ser 2011A,
6.250%, 9–1–24	2,000	2,299
Cnty of Sacramento, 2010 Rfdg Cert of Part, Sacramento Cnty Pub Fac Fin Corp.,
5.750%, 2–1–30	2,000	2,184
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A,
5.000%, 6–1–29	1,500	1,692
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A:
5.000%, 6–1–33	3,165	3,553
5.000%, 6–1–34	2,840	3,177
Los Angeles, Wastewater Sys Rev Bonds, Ser 2015-A,
5.000%, 6–1–35	1,000	1,149
Modesto, CA, Irrigation Dist Fin Auth, Elec Sys Rev Bonds, Ser 2015A,
5.000%, 10–1–36	3,600	4,039
Palamar Hlth, Rfdg Rev Bonds, Ser 2016,
5.000%, 11–1–39	3,500	3,674
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8–1–31 (B)	3,315	1,880
0.000%, 8–1–32 (B)	5,000	2,703
0.000%, 8–1–33 (B)	5,000	2,510
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part,
6.750%, 11–1–19	2,750	3,134
Pub Fac Fin Auth of San Diego, Sr Sewer Rev Bonds, Ser 2009A,
5.250%, 5–15–34	3,000	3,273
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
6.500%, 10–1–40	1,500	1,721
Redev Agy of San Diego, Naval Training Ctr Redev Proj, Tax Alloc Bonds, Ser 2010A,
5.750%, 9–1–40	1,000	1,101
Sacramento Area Flood Ctl Agy, Consolidated Cap Assmt Dist Bonds, Ser 2008 (Insured by BHAC),
5.500%, 10–1–28	500	538
San Jose Merged Area Redev Proj, Hsng Set-Aside Tax Alloc Bonds, Ser 2010A-1,
5.500%, 8–1–35	1,000	1,088
San Jose, CA, Arpt Rev Bonds, Ser 2011A-1,
5.250%, 3–1–21	3,185	3,569

Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B,
6.000%, 7–1–27	1,000	1,072
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009I,
6.375%, 11–1–34	500	568
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009G-1,
5.750%, 10–1–30	1,000	1,100
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AI,
5.000%, 5–15–34	3,500	3,979
Tuolumne Wind Proj Auth, Rev Bonds (Tuolumne Co Proj), Ser 2009A,
5.875%, 1–1–29	1,000	1,092
Vernon Elec Sys Rev Bonds, Ser 2012A,
5.500%, 8–1–41	2,185	2,419

		132,744

Colorado – 2.5%
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010,
5.000%, 12–1–23	2,065	2,270
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A:
6.750%, 12–1–23	1,145	1,249
7.400%, 12–1–38	1,000	1,116
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	2,975	3,408
CO Higher Edu Cap Constr, Lease Purchase Fin Prog, Cert of Part, Ser 2008:
5.500%, 11–1–27	730	787
5.500%, 11–1–27	270	291
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bonds, Ser 2010,
5.625%, 12–1–40	3,250	3,482
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008,
6.000%, 12–1–28	2,500	2,727
Rgnl Trans Dist of CO, Cert of Part, Ser 2015A,
5.000%, 6–1–35	1,000	1,132
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	4,250	4,807

		21,269

Connecticut – 0.3%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D,
5.750%, 6–15–34	2,500	2,637

District Of Columbia – 1.3%
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009,
6.375%, 10–1–39	2,250	2,544
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C,
0.000%, 10–1–41 (B)	6,500	8,303

		10,847

Florida – 5.9%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009,
6.750%, 11–1–39	2,500	2,681
Citizens Ppty Ins Corp., Coastal Account Sr Secured Bonds, Ser 2011A-1,
5.000%, 6–1–20	1,000	1,100
Citizens Ppty Ins Corp., Sr Secured Rev Bonds, Ser 2010A-1,
5.250%, 6–1–17	3,600	3,663
Hillsborough Cnty Aviation Auth, FL Intl Arpt, Sub Rev Bonds, Ser 2015B,
5.000%, 10–1–35	1,700	1,879
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A,
5.625%, 8–15–29	3,600	3,855

Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A,
5.500%, 10–1–36	2,500	2,731
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A,
5.500%, 10–1–41	2,885	3,180
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10–1–23	1,500	1,664
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B,
6.250%, 7–1–26	2,500	2,689
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM),
5.250%, 10–1–22	5,000	5,848
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC),
6.000%, 10–1–23	2,500	2,706
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10–1–34	3,000	3,726
Orange Cnty Hlth Fac Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2016,
5.000%, 8–1–36	3,125	3,313
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A,
6.500%, 7–1–35	2,500	2,671
South Lake Cnty Hosp Dist, Rev Bonds (South Lake Hosp, Inc.), Ser 2009A,
6.250%, 4–1–39	1,000	1,084
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
5.875%, 8–1–20	3,500	3,992
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj), Ser 2011,
5.250%, 10–15–22	2,250	2,523

		49,305

Georgia – 2.4%
Atlanta Arpt, Gen Rev Rfdg Bonds, Ser 2010C,
5.750%, 1–1–23	2,000	2,295
Atlanta Dev Auth, Edu Fac Rev Bonds (Panther Place LLC Proj), Ser 2009A,
5.000%, 7–1–37	3,495	3,714
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B,
5.375%, 11–1–39	3,000	3,290
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010,
6.125%, 9–1–40	1,500	1,646
Dev Auth of Burke Cnty (GA), Pollutn Ctl Rev Bonds (Oglethorpe Power Corp. Vogtle Proj), Ser 2003A,
1.238%, 1–1–24 (A)	6,500	6,435
Griffin, GA, Combined Pub Util Rev Rfdg Bonds, Ser 2012 (Insured by AGM),
3.000%, 1–1–17	500	500
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D:
6.000%, 1–1–23	1,635	1,752
6.000%, 1–1–23	465	498

		20,130

Idaho – 0.5%
Boise City, ID, Arpt Rev Rfdg Bonds (Air Terminal Fac Proj), Ser 2011:
5.750%, 9–1–19	750	825
5.750%, 9–1–20	1,000	1,128
ID Hlth Fac Auth, Rev Bonds (St. Luke’s Hlth Sys Proj), Ser 2008A,
6.750%, 11–1–37	2,000	2,164

		4,117

Illinois – 4.6%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
5.700%, 5–1–36	1,750	1,696

Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2016D (Insured by BAMAC),
5.250%, 1–1–37	1,500	1,696
Cmnty College Dist No. 525 Cnty of Will, Grundy, Livingston, Cook, Kendall, LaSalle, and Kankakee (Joliet Jr College), GO Bonds (Alternate Rev Source), Ser 2008:
5.750%, 6–1–28	620	653
5.750%, 6–1–28	380	404
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4–1–39	2,500	2,557
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11–1–30	2,500	2,769
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B,
5.750%, 7–1–33	2,500	2,669
IL Fin Auth, Rev Rfdg Bonds (DePaul Univ), Ser 2016A,
4.000%, 10–1–34	2,000	2,034
IL Fin Auth, Student Hsng Rev Bonds (CHF-DeKalb LLC - Northn IL Univ Proj), Ser 2011,
5.750%, 10–1–21	2,000	2,158
IL GO Bonds, Ser 2012A,
4.000%, 1–1–23	7,150	7,034
IL Muni Elec Agy, Power Supply Sys Rev Rfdg Bonds, Ser 2015A,
5.000%, 2–1–32	3,000	3,381
IL Sales Tax Rev Bonds (Jr Oblig), Ser 2013,
5.000%, 6–15–26	1,700	1,925
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, 2013 Ser A,
5.000%, 1–1–35	3,000	3,324
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser B,
5.000%, 1–1–37	1,500	1,654
Metro Pier and Exposition Auth IL, McCormick Place Expansion Proj Rfdg Bonds, Ser 2010B-1,
0.000%, 6–15–43 (B)	2,000	512
Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A,
6.000%, 7–1–24	3,080	3,799

		38,265

Iowa – 0.9%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008,
5.750%, 6–1–31	1,000	1,064
IA Fin Auth, IA State Revolving Fund Rev Bonds, Ser 2008,
6.000%, 8–1–27	2,500	2,689
IA Higher Edu Loan Auth, Private College Fac Rev and Rfdg Bonds (Upper IA Univ Proj), Ser 2010,
6.000%, 9–1–39	2,145	2,472
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012,
5.000%, 9–1–33	1,000	1,185

		7,410

Kansas – 1.7%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	2,000	2,138
Overland Park, KS, Trans Dev Dist, Sales Tax Rev Bonds (Oak Park Mall Proj), Ser 2010,
5.900%, 4–1–32	2,750	2,833
Saint Marys, KS, Pollutn Ctl Rev Bonds (Westn Res, Inc. Proj), Ser 1994,
1.140%, 4–15–32 (A)	2,550	2,362
Unif Govt of Wyandotte Cnty, Kansas City, KS, Trans Dev Dist Sales Tax Rev Bonds (NFM-Cabela’s Proj), Ser 2006,
5.000%, 12–1–27	590	590
Wamego, KS, Pollutn Ctl Rev Bonds (Westn Res, Inc. Proj), Ser 1994,
1.320%, 4–15–32 (A)	6,500	6,118

		14,041

Kentucky – 0.8%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	4,500	4,856
6.500%, 3–1–45	2,000	2,163

		7,019

Louisiana – 2.2%
Jefferson Parish Hosp Dist No. 1, Parish of Jefferson, LA, Hosp Rev Bonds, Ser 1998B,
5.250%, 1–1–28	1,000	1,123
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B,
6.000%, 10–1–44	5,250	5,924
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1–1–33	1,000	1,107
Lafayette Pub Trust Fin Auth, Rev Bonds (Ragin’ Cajun Fac, Inc. Hsng and Prkg Proj), Ser 2010,
5.250%, 10–1–20	2,040	2,260
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	1,000	1,079
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1,
6.000%, 1–1–23	1,500	1,624
New Orleans, LA, GO Rfdg Bonds, Ser 2012,
5.000%, 12–1–25	1,500	1,704
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM):
5.000%, 12–1–26	2,000	2,268
5.000%, 12–1–27	1,500	1,698

		18,787

Maine – 0.1%
ME Edu Loan Auth, Student Loan Rev Bonds (Supplemental Edu Loan Prog), Ser 2009A-3,
5.875%, 12–1–39	910	971

Maryland – 1.1%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	1,750	1,886
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Johns Hopkins Hlth Sys Oblig Group Issue, Ser 2012D,
1.243%, 11–15–17 (A)	5,360	5,374
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Patterson Park Pub Charter Sch Issue, Ser 2010A,
6.000%, 7–1–40	1,500	1,540

		8,800

Massachusetts – 1.3%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
6.375%, 7–1–30	2,110	2,261
MA Hlth and Edu Fac Auth, Rev Bonds, Springfield College Issue, Ser 2010,
5.625%, 10–15–40	1,000	1,112
MA Hlth and Edu Fac Auth, Rev Rfdg Bonds, Suffolk Univ Issue, Ser 2009A,
5.750%, 7–1–39	1,615	1,732
The Cmnwlth of MA, GO Rfdg Bonds (SIFMA Index Bonds), Ser 2013A,
1.080%, 2–1–17 (A)	6,000	6,000

		11,105

Michigan – 2.3%
MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser 2015MI,
5.000%, 12–1–35	2,500	2,783

MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2015I,
5.000%, 4–15–34	2,500	2,808
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009,
5.750%, 11–15–39	4,250	4,758
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V,
8.000%, 9–1–29	3,950	4,387
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W,
6.000%, 8–1–39	2,000	2,224
State Bldg Auth, Rev and Rev Rfdg Bonds (Fac Prog), Ser 2008I:
6.000%, 10–15–38	1,195	1,293
6.000%, 10–15–38	705	763
6.000%, 10–15–38	100	108

		19,124

Minnesota – 0.4%
Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Svc), Ser 2008A,
6.750%, 11–15–32	1,000	1,101
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D,
5.000%, 1–1–20	2,000	2,168

		3,269

Missouri – 1.8%
Belton, MO, Cert of Part, Ser 2008,
5.125%, 3–1–25	1,000	1,034
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009:
5.625%, 5–15–19	1,990	2,186
5.625%, 5–15–39	260	280
Indl Dev Auth of Cape Girardeau Cnty, MO, Hlth Fac Rev Bonds (Saint Francis Med Ctr), Ser 2009A,
5.750%, 6–1–39	1,000	1,103
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2015A:
5.000%, 12–1–29	1,550	1,773
5.000%, 12–1–30	1,200	1,369
5.000%, 12–1–31	1,000	1,136
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Iatan 2 Proj), Ser 2015A,
5.000%, 12–1–36	5,650	6,298

		15,179

Nebraska – 0.1%
Hosp Auth No. 1 of Sarpy Cnty, NE, Hlth Fac Rev Bonds (Immanuel Oblig Group), Ser 2010,
5.625%, 1–1–40	1,000	1,065

Nevada – 0.7%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	3,000	3,476
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–25	1,715	1,934

		5,410

New Hampshire – 0.6%
Business Fin Auth, Rev Bonds, Elliot Hosp Oblig Group Issue, Ser 2009A,
6.125%, 10–1–39	1,635	1,838
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	1,000	1,128
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRG Hlthcare Issue, Ser 2009 (Insured by FHA),
7.000%, 4–1–38	1,985	2,270

		5,236

New Jersey – 3.6%
Hudson Cnty Impvt Auth (Hudson Cnty, NJ), Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010,
5.375%, 10–1–21	2,500	2,837
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty LLC - Montclair St Univ Student Hsng Proj), Ser 2010A,
5.750%, 6–1–31	2,900	3,156
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE,
5.250%, 9–1–24	2,545	2,698
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B,
7.500%, 12–1–32	1,000	1,144
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1:
5.000%, 12–1–19	1,385	1,478
5.500%, 12–1–21	1,145	1,269
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A,
5.500%, 7–1–38	1,500	1,626
NJ Tpk Auth, Tpk Rev Bonds, Ser 2000D,
1.260%, 1–1–30 (A)	6,625	6,012
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A,
0.000%, 12–15–40 (B)	8,000	2,303
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B,
5.250%, 12–15–22	3,500	3,754
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR),
5.500%, 12–15–22	1,000	1,124
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G,
5.750%, 12–1–21	2,500	2,846

		30,247

New Mexico – 0.1%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2 (Insured by GNMA/FNMA/FHLMC),
5.250%, 7–1–30	895	909

New York – 9.8%
Dormitory Auth of the State of NY, State Personal Income Tax Rev Bonds (Gen Purp), Ser 2015C (Tax-Exempt),
5.000%, 2–15–38	4,250	4,806
Metro Trans Auth, Trans Rev Bonds, Ser 2014C,
5.000%, 11–15–36	1,125	1,271
Metro Trans Auth, Trans Rev Bonds, Ser 2015A-2,
1.300%, 11–15–39 (A)	6,000	5,995
Metro Trans Auth, Trans Rev Green Bonds, Ser 2016A-1,
5.000%, 11–15–41	1,605	1,788
Metro Trans Auth, Trans Rev Rfdg Bonds, Ser 2015C-1,
5.000%, 11–15–35	2,500	2,816
NY Convention Ctr Dev Corp., Rev Rfdg Bonds (Hotel Unit Fee Secured), Ser 2015,
5.000%, 11–15–34	5,000	5,657
NY Dormitory Auth, Mercy Med Ctr Rev Bonds (Catholic Hlth of Long Island Oblig Group), Ser 1999B,
1.200%, 7–1–29 (A)	8,100	7,543
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowk Power Corp. Proj), Ser 1985A (Insured by AMBAC),
1.928%, 12–1–23 (A)	4,350	4,192
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohawk Power Corp. Proj), Ser 2004A (Insured by Capital Assurance, Inc.),
1.928%, 7–1–29 (A)	3,830	3,730
NY State Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co. of NY, Inc. Proj), Sub Ser 1999A-1 (Insured by AMBAC),
0.980%, 5–1–34 (A)	8,000	7,360

NYC GO Bonds, Ser 2014D-1,
5.000%, 8–1–30	2,000	2,305
NYC Hsng Dev Corp., Multi-Fam Hsng Rev Bonds, Ser 2009K,
4.950%, 11–1–39	2,000	2,054
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (B)	2,675	2,092
0.000%, 3–1–26 (B)	2,685	2,006
0.000%, 3–1–27 (B)	2,500	1,798
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Ser 2015HH,
5.000%, 6–15–37	8,500	9,687
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2013I,
5.000%, 5–1–29	2,600	3,004
Port Auth of NY & NJ Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC),
5.750%, 11–1–30	4,490	4,742
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE,
5.000%, 12–15–31	8,500	9,920

		82,766

North Carolina – 0.4%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C,
6.750%, 1–1–24	1,000	1,108
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A:
0.000%, 1–1–37 (B)	3,000	1,355
5.750%, 1–1–39	1,000	1,065

		3,528

Ohio – 1.4%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	1,000	1,134
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp. Proj), Ser 2009E,
5.625%, 10–1–19	2,000	2,156
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010,
5.750%, 12–1–30	4,500	5,074
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj),
5.750%, 11–15–40	1,000	1,108
OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2008A,
5.250%, 1–1–33	2,000	2,074
OH Hsng Fin Agy, Residential Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2008J (Insured by GNMA/FNMA/FHLMC),
6.200%, 9–1–33	330	340

		11,886

Oklahoma – 0.1%
OK Muni Power Auth, Power Supply Sys Rev Bonds, Ser 2008A,
5.875%, 1–1–28	1,000	1,048

Oregon – 0.8%
Port of Portland, OR, Portland Intl Arpt Rfdg Rev Bonds, Ser Twenty-Three,
5.000%, 7–1–33	5,000	5,733
Port of Portland, Portland Intl Arpt, Rev Bonds, Subser 20C,
5.000%, 7–1–22	1,000	1,100

		6,833

Pennsylvania – 5.9%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	1,000	1,142
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A:
6.000%, 6–1–29	1,070	1,176
6.000%, 6–1–29	930	1,031
6.000%, 6–1–36	2,400	2,661
6.000%, 6–1–36	350	382

Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A,
5.750%, 7–1–39	3,500	3,805
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011,
6.000%, 10–1–26	2,500	2,744
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C,
0.000%, 6–1–33 (B)	4,000	4,985
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D,
5.500%, 12–1–19	2,250	2,507
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010 B-2:
5.750%, 12–1–20	2,210	2,550
5.750%, 12–1–28	4,070	4,696
5.750%, 12–1–28	2,220	2,490
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011,
7.250%, 12–15–31	2,600	2,836
Philadelphia, PA, Arpt Rev Bonds, Ser 2010D,
5.250%, 6–15–22	5,000	5,503
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM),
5.250%, 12–15–24	10,750	11,498

		50,006

Puerto Rico – 0.1%
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A,
5.000%, 7–1–28	1,000	1,020

Rhode Island – 0.4%
RI Hlth and Edu Bldg Corp., Hosp Fin Rev Bonds, Lifespan Oblig Group Issue, Ser 2009A,
6.250%, 5–15–30	1,590	1,760
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A,
5.250%, 12–1–18	1,770	1,826

		3,586

South Carolina – 1.1%
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A,
6.500%, 4–1–42	4,015	4,630
SC Pub Svc Auth, Tax-Exempt Rfdg and Impvt Rev Oblig, Ser 2015A,
5.000%, 12–1–31	4,300	4,887

		9,517

Tennessee – 0.8%
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2011A-1:
5.750%, 7–1–19	2,220	2,427
5.750%, 7–1–20	1,330	1,493
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A,
6.500%, 7–1–38	2,500	2,779

		6,699

Texas – 10.6%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC):
5.500%, 8–15–27	1,960	2,045
5.500%, 8–15–27	40	42
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	3,250	3,744
Cap Area Cultural Edu Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B,
6.125%, 4–1–45	1,000	1,103
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A,
9.250%, 3–1–24	2,500	2,875
Clifton Higher Edu Fin Corp., Edu Rev Bonds (Uplift Edu), Ser 2014A,
4.250%, 12–1–34	2,000	1,922

Dallas Independent Sch Dist (Dallas Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008,
6.375%, 2–15–34	2,500	2,648
Frisco Independent Sch Dist (Collin and Denton Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008A,
6.000%, 8–15–38	2,500	2,681
Harris Cnty Hlth Fac Dev Corp., Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B,
7.000%, 12–1–27	2,500	2,766
Harris Cnty Hlth Fac Dev Corp., Thermal Util Rev Bonds (Teco Proj), Ser 2008,
5.000%, 11–15–26	2,500	2,657
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
5.750%, 2–15–28	1,000	1,033
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A:
6.250%, 5–15–28	2,480	2,653
6.250%, 5–15–28	20	21
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
5.625%, 12–1–17	2,525	2,561
North Harris Cnty Rgnl Water Auth, Sr Lien Rev and Rfdg Bonds, Ser 2016,
4.000%, 12–15–35	3,090	3,146
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
0.000%, 1–1–30 (B)	24,000	14,683
Pharr, TX, Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.500%, 8–15–39	820	922
6.500%, 8–15–39	180	195
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.750%, 11–15–37	3,000	3,028
Tarrant Cnty, TX, Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty Proj), Ser 2015A,
5.250%, 11–15–35	500	514
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008,
5.750%, 2–1–26	1,500	1,576
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	2,000	2,271
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–33	2,250	2,621
7.000%, 6–30–40	5,000	5,736
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	2,500	2,838
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2011,
6.750%, 5–1–26	3,740	4,175
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A (Insured by BHAC):
0.000%, 8–15–26 (B)	23,160	17,547
0.000%, 8–15–26 (B)	1,340	1,042

		89,045

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note - Diageo Proj), Ser 2009A,
6.750%, 10–1–37	1,000	981

Virginia – 0.5%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C,
7.500%, 7–1–29	2,500	2,735
Isle of Wight Cnty, VA, GO Pub Impvt Bonds, Ser 2008B,
6.000%, 7–1–27	1,605	1,755

		4,490

Washington – 1.7%
Port of Seattle, Intermediate Lien Rev Rfdg Bonds, Ser 2015B,
5.000%, 3–1–35	1,700	1,915
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009,
7.000%, 7–1–39	1,000	1,133
WA Hlth Care Fac Auth, Rev Bonds (Providence Hlth & Svc), Ser 2014D,
5.000%, 10–1–38	5,000	5,505
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.125%, 3–1–29	2,500	2,802
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C,
5.500%, 8–15–36	2,910	2,973

		14,328

Wisconsin – 1.0%
WI Gen Fund Annual Appropriation Bonds, Ser 2009A,
5.750%, 5–1–33	1,000	1,085
WI Hlth and Edu Fac Auth, Rev Bonds (Aurora Hlth Care, Inc.), Ser 2010A,
5.625%, 4–15–39	1,500	1,625
WI Hlth and Edu Fac Auth, Rev Bonds (Med College of WI, Inc.), Ser 2016,
5.000%, 12–1–41	3,250	3,641
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009,
6.625%, 2–15–39	2,000	2,218

		8,569

Wyoming – 0.1%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.500%, 1–1–28	1,000	1,044

TOTAL MUNICIPAL BONDS – 89.3%		$753,167
(Cost: $688,866)

SHORT-TERM SECURITIES
Commercial Paper (C) – 1.5%
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.),
0.640%, 1–25–17	8,000	7,996
Mondelez International, Inc.,
0.880%, 1–10–17	5,000	4,999

		12,995

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.860%, 1–4–17 (D)	876	876

Municipal Obligations – 8.4%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.),
0.720%, 1–7–17 (D)	3,000	3,000
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.),
0.720%, 1–7–17 (D)	4,500	4,500
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank N.A.),
0.720%, 1–7–17 (D)	1,575	1,575
Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.),
0.720%, 1–7–17 (D)	2,500	2,500

Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.740%, 1–7–17 (D)	4,500	4,500
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.720%, 1–7–17 (D)	1,500	1,500
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Prods and Chemicals, Inc. Proj), Ser 2007 (GTD by Air Prods and Chemicals, Inc.),
0.700%, 1–1–17 (D)	900	900
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008B (Tax-Exempt), (GTD by U.S. Bank N.A.),
0.730%, 1–7–17 (D)	5,800	5,800
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.680%, 1–1–17 (D)	5,000	5,000
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.),
0.720%, 1–7–17 (D)	6,300	6,300
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012A (GTD by Bank of America N.A.),
0.780%, 1–7–17 (D)	4,500	4,500

NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-2 (GTD by Bank of America N.A.),
0.780%, 1–7–17 (D)	3,200	3,200
The Regents of the Univ of CA, Gen Rev Bonds, Ser AL,
0.700%, 1–7–17 (D)	20,400	20,400
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.),
0.730%, 1–1–17 (D)	6,845	6,845

		70,520

TOTAL SHORT-TERM SECURITIES – 10.0%		$84,391
(Cost: $84,390)

TOTAL INVESTMENT SECURITIES – 99.3%		$837,558
(Cost: $773,256)

CASH AND OTHER ASSETS, NET OF LIABILITIES (E) – 0.7%		6,142

NET ASSETS – 100.0%		$843,700

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016.

(B)	Zero coupon bond.

(C)	Rate shown is the yield to maturity at December 31, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

(E)	Cash of $552 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at December 31, 2016 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation
U.S. Treasury Long Bond	Short	3–31–17	114	$(17,175)	$94

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$753,167	$—
Short-Term Securities	—	84,391	—
Total	$—	$837,558	$—
Futures Contracts	$94	$—	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BAMAC = Build America Mutual Assurance Co.

BHAC = Berkshire Hathaway Assurance Corporation

CR = Custodial Receipts

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$773,256

Gross unrealized appreciation	66,484
Gross unrealized depreciation	(2,182)

Net unrealized appreciation	$64,302

SCHEDULE OF INVESTMENTS Municipal High Income Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 2.9%
AL Econ Stlmt Auth, BP Stlmt Rev Bonds, Ser 2016A,
4.000%, 9–15–33	$10,000	$10,128
Butler Cnty Indl Dev Auth, Envirnmt Impvt Rev Bonds, Ser 2008A,
7.000%, 9–1–32	1,000	1,061
DC Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A,
0.000%, 6–15–46 (A)	20,000	2,121
Jefferson Cnty, AL, Swr Rev Bonds, Ser 2013-D,
6.500%, 10–1–53	2,970	3,516
Lower AL Gas Dist, Gas Proj Rev Bonds, Ser 2016A,
5.000%, 9–1–46	6,000	6,635

		23,461

Alaska – 1.1%
Northn Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds,
5.000%, 6–1–46	10,320	8,610

American Samoa – 0.6%
American Samoa Econ Dev Auth, Gen Rev and Rfdg Bonds, Ser 2015A,
6.625%, 9–1–35	5,000	4,732

Arizona – 1.7%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B,
0.981%, 1–1–37 (B)	10,000	8,627
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12–1–32	1,430	1,516
6.250%, 12–1–46	1,500	1,592
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011,
7.875%, 3–1–42	2,000	2,257

		13,992

California – 8.6%
CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2016A,
5.000%, 7–1–46	1,670	1,633
CA Sch Fin Auth, Charter Sch Rev Bonds (Encore Edu Oblig Group), Ser 2016A:
5.000%, 6–1–42	2,010	1,793
5.000%, 6–1–52	1,890	1,628
CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch - Oblig Group), Ser 2016,
5.000%, 8–1–41	1,500	1,553
CA Sch Fin Auth, Sch Fac Rev Bonds (Alliance for College-Ready Pub Sch Proj), Ser 2016C,
5.250%, 7–1–52	3,660	3,693
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A,
5.250%, 12–1–56	2,500	2,569
CA Statewide Cmnty Dev Auth, Rev Bonds (Methodist Hosp of Southn CA Proj), Ser 2009 (Insured by FHA),
6.625%, 8–1–29	2,225	2,520
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009,
7.000%, 11–15–29	1,500	1,673

CA Statewide Cmnty Dev Auth, Student Hsng Rfdg Rev Bonds (Univ of CA, Irvine East Campus Apt, CHF-Irvine LLC), Ser 2016,
5.000%, 5–15–40	1,500	1,600
Cert of Part, Oro Grande Elem Sch Dist, Ser 2010,
6.125%, 9–15–40	5,000	5,642
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1 Sr Current Interest Bonds,
5.750%, 6–1–47	5,000	4,825
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1,
5.125%, 6–1–47	7,000	6,214
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A,
5.000%, 6–1–35	6,265	6,984
Palamar Hlth, Rfdg Rev Bonds, Ser 2016,
4.000%, 11–1–39	3,000	2,737
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.750%, 11–1–19	900	1,026
6.625%, 11–1–29	2,000	2,273
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
6.500%, 10–1–40	2,500	2,868
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8–1–28	1,000	1,025
8.000%, 8–1–38	1,400	1,435
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011,
7.500%, 12–1–41	4,000	4,676
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012,
6.000%, 9–1–42	1,000	1,094
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds,
5.000%, 6–1–37	5,500	5,258
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser A-1,
5.125%, 6–1–46	6,650	6,105

		70,824

Colorado – 5.2%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2006,
5.250%, 10–1–40	2,000	2,003
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008,
6.000%, 10–1–40	4,710	4,831
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008B,
8.000%, 12–1–38	1,110	1,232
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A,
7.400%, 12–1–38	2,700	3,014
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008,
7.000%, 11–15–38	4,000	4,425
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty - Clermont Park Proj), Ser 2006A,
5.750%, 1–1–37	3,000	3,000
CO Hlth Fac Auth, Rev Bonds (CO Sr Residences Proj), Ser 2012,
7.000%, 6–1–42 (C)	3,665	2,941

CO Hlth Fac Auth, Rev Rfdg Bonds (Christian Living Cmnty Proj), Ser 2012,
5.250%, 1–1–37	1,000	1,030
CO Intl Ctr Metro Dist No. 3, GO Rfdg and Impvt Bonds, Ser 2016,
5.000%, 12–1–46	3,140	2,889
Green Gables Metro Dist No. 1, Ltd. Tax GO Bonds, Ser 2016A,
5.300%, 12–1–46	1,250	1,159
North Range Metro Dist No. 2, Adams Cnty, CO, Ltd. Tax GO Bonds, Ser 2007,
5.500%, 12–15–37	7,300	7,205
Pub Auth for CO Enrg, Natural Gas Purchase Rev Bonds, Ser 2008,
6.500%, 11–15–38	3,000	3,914
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	3,000	3,393
Solaris Metro Dist No. 3, Ltd. Tax GO Rfdg Bonds, Ser 2016A,
5.000%, 12–1–46	1,880	1,839

		42,875

Connecticut – 0.8%
CT Hlth and Edu Fac Auth, Hlthcare Fac Expansion Rev Bonds (Church Home of Hartford, Inc. Proj), Ser 2016A,
5.000%, 9–1–53	1,600	1,462
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A,
7.875%, 4–1–39	4,500	5,060

		6,522

Florida – 2.6%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	2,250	2,405
6.750%, 11–1–39	2,390	2,562
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A:
6.000%, 6–15–32	2,600	2,761
6.000%, 9–15–40	6,000	6,139
6.125%, 6–15–43	1,000	1,061
FL Dev Fin Corp., Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A,
7.250%, 10–1–38	1,940	2,032
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012,
6.500%, 10–1–47	3,835	4,151

		21,111

Georgia – 1.7%
Cobb Cnty, GA, Dev Auth Sr Living Rfdg Rev Bonds (Provident Vlg Creekside Proj), Ser 2016A,
6.000%, 7–1–51	2,000	1,753
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010,
6.125%, 9–1–40	2,000	2,194
Greene Cnty Dev Auth, GA, First Mtg Rev Bonds (Glen-I LLC Proj), Ser 2015A,
7.250%, 1–1–46	6,000	5,938
Savannah Econ Dev Auth, Rfdg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2013,
7.250%, 1–1–49	4,000	4,469

		14,354

Hawaii – 0.3%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A:
8.750%, 11–15–29	300	355
9.000%, 11–15–44	2,000	2,410

		2,765

Illinois – 8.8%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
5.700%, 5–1–36	2,500	2,423
Chicago Multi-Fam Hsng Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013,
6.125%, 12–1–43	3,000	2,615
Cook Cnty, IL, Recovery Zone Fac Rev Bonds (Navistar Intl Corp. Proj), Ser 2010,
6.500%, 10–15–40	4,500	4,598
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A,
8.000%, 12–1–28	505	519
IL Fin Auth, Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012,
5.750%, 5–15–46	2,500	2,604
IL Fin Auth, Multi-Family Hsng Rev Bonds (St. Anthony of Lansing Proj), Ser 2012,
6.500%, 12–1–32	4,655	4,859
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010A:
8.000%, 5–15–40	5,000	5,600
8.000%, 5–15–46	9,000	10,053
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11–1–38	2,565	2,841
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009,
7.000%, 8–15–44	5,000	5,695
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009,
7.875%, 3–1–32	3,500	3,577
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010,
7.500%, 3–1–32	2,000	2,038
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
7.000%, 12–1–22	3,075	3,357
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009,
8.000%, 1–15–22	490	508
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012,
5.250%, 3–1–23	2,480	2,522
SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006,
5.850%, 12–1–36	2,675	2,351
Vlg of Bridgeview, Cook Cnty, IL, GO Bonds, Ser 2015A,
5.625%, 12–1–41	4,000	4,067
Vlg of Bridgeview, Cook Cnty, IL, GO Rfdg Bonds, Ser 2014A,
5.500%, 12–1–43	5,000	4,735
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010,
8.000%, 12–1–29	7,385	5,076
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011,
8.000%, 10–1–36	2,315	2,462

		72,500

Indiana – 3.0%
City of Carmel, IN, Rev Bonds, Ser 2012A,
7.125%, 11–15–47	6,250	6,781
Hammond, IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	255	255
IN Fin Auth, Midwestn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A,
5.000%, 6–1–39	6,335	6,274
Lake Station 2008 Bldg Corp., Lake Station, IN, First Mtg Bonds, Ser 2010,
6.000%, 7–15–27	2,000	2,136
Terre Haute, IN, Rev Bonds (Westminister Vlg Proj), Ser 2012,
6.000%, 8–1–39	1,000	982
Westfield Redev Dist, Tax Incr Rev Bonds of 2009,
6.500%, 2–1–30	2,000	2,176

Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A,
7.000%, 2–1–30	3,685	4,276
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010,
6.750%, 1–15–32	665	711
Whiting, IN, Redev Dist Tax Incr Rev Bonds, Ser 2016,
4.000%, 1–15–32	1,000	905

		24,496

Iowa – 0.3%
IA Fin Auth, Rev and Rfdg Bonds (Childserve Proj), Ser 2015B,
5.000%, 6–1–36	2,425	2,354

Kansas – 1.8%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009:
7.000%, 9–1–29	900	962
7.000%, 9–1–38	3,000	3,206
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2008A,
6.750%, 9–1–30	2,920	2,970
Kansas City, Wyandotte Cnty, KS, Unif Govt Spl Oblig Rev Sales Tax Bonds (Vacation Vlg Proj), Ser 2015A,
5.750%, 9–1–32	3,000	2,933
Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj), Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A,
7.625%, 8–1–37	3,500	3,644
Olathe, KS, Trans Dev Dist Sales Tax Rev Bonds (The Olathe Gateway TDD No. 1a Proj), Ser 2006:
5.000%, 12–1–16 (C)	68	26
5.000%, 12–1–28 (C)	95	36
Wilson Cnty, KS, Hosp Rev Bonds, Ser 2006,
6.200%, 9–1–26	1,000	1,070

		14,847

Kentucky – 1.1%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	5,500	5,935
6.500%, 3–1–45	2,500	2,704

		8,639

Louisiana – 2.2%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1–1–33	1,000	1,107
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev and Rfdg Bonds (CDF Hlthcare of LA LLC Proj), Ser 2015A,
5.625%, 6–1–45	3,000	2,962
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B,
10.500%, 7–1–39 (C)	11,000	5,183
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj - Phase IIA), Ser 2014A,
8.375%, 7–1–39 (C)	6,000	2,829
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2015,
7.750%, 7–1–39 (C)	3,000	1,415
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	4,600	4,962

		18,458

Maryland – 0.4%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	1,250	1,347

MD Econ Dev Corp., Port Fac Rfdg Rev Bonds (CNX Marine Terminals, Inc. Port of Baltimore Fac), Ser 2010,
5.750%, 9–1–25	2,000	1,980

		3,327

Massachusetts – 1.8%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
7.000%, 7–1–42	4,000	4,365
MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2001B (Auction Rate Sec) (Insured by AMBAC),
1.511%, 1–1–31 (B)	11,500	10,034

		14,399

Michigan – 3.1%
MI Fin Auth, Hosp Rev and Rfdg Bonds (Presbyterian Vlg of MI), Ser 2015,
5.250%, 11–15–35	2,340	2,340
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31	1,000	992
7.450%, 10–1–41	1,000	996
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A:
5.900%, 12–1–30	2,000	1,999
6.500%, 12–1–40	3,000	3,038
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A,
8.500%, 10–1–45 (C)	9,815	5,888
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008A,
6.875%, 6–1–42	7,600	7,638
The Econ Dev Corp. of Dearborn, MI, Ltd. Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008:
6.000%, 11–15–18	605	590
7.000%, 11–15–38	2,400	2,210

		25,691

Missouri – 5.9%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A,
7.750%, 5–1–28	1,750	1,953
Arnold, MO, Sales Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009B,
8.000%, 5–1–28	2,045	2,291
Ballwin, MO, Tax Incr Rfdg and Impvt Rev Bonds (Ballwin Town Ctr Redev Proj), Ser 2002A,
6.250%, 10–1–17	885	854
Blue Springs, MO, Spl Oblig Tax Incr and Spl Dist Rfdg and Impvt Bonds (Adams Farm Proj), Ser 2015A,
5.250%, 6–1–39	5,000	4,807
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12–1–31	675	538
6.125%, 12–1–36	675	529
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.400%, 10–1–26	760	698
5.500%, 10–1–31	1,500	1,322
5.550%, 10–1–36	400	341
Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A,
6.500%, 10–1–30	1,500	1,627
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11–1–23	1,680	1,579
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008:
0.000%, 4–1–55 (A)	3,302	479
5.750%, 4–1–55	2,391	2,073
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B,
7.000%, 9–1–35	2,690	2,734

MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2005A,
6.000%, 6–1–20	720	766
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007,
4.500%, 11–1–27	3,500	3,603
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7–15–36 (A)	1,500	655
0.000%, 7–15–37 (A)	2,500	1,040
Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007,
5.750%, 4–1–27 (C)	1,250	381
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007,
5.750%, 3–1–27	1,260	1,280
The Indl Dev Auth of Branson, MO, Tax Incr Rev Bonds (Branson Shoppes Redev Proj), Ser 2006A,
5.950%, 11–1–29	2,325	2,327
The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006,
5.750%, 12–1–28 (C)	1,000	210
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	3,550	3,556
6.500%, 1–1–35	3,000	3,004
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3–1–29 (C)	1,185	732
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	2,845	3,011
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
7.000%, 8–15–32	6,000	6,003

		48,393

Nebraska – 1.3%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	8,000	8,783
5.000%, 9–1–42	2,000	2,149

		10,932

Nevada – 0.7%
Director of the State of NV, Dept of Business and Industry Charter Sch Lease Rev Bonds (Somerset Academy), Ser 2015A,
5.125%, 12–15–45	2,515	2,416
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–38	3,000	3,382

		5,798

New Jersey – 1.4%
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999,
5.125%, 9–15–23	2,000	2,119
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A:
5.000%, 6–1–29	1,300	1,206
5.000%, 6–1–41	9,730	8,521

		11,846

New Mexico – 0.3%
NM Hosp Equip Loan Council, Hosp Impvt and Rfdg Rev Bonds (Gerald Champion Rgnl Med Ctr Proj), Ser 2012A,
5.500%, 7–1–42	2,000	2,118

New York – 5.8%
Build NYC Res Corp., Rev Bonds (Albert Einstein Sch of Medicine, Inc. Proj), Ser 2015,
5.500%, 9–1–45	5,000	5,309
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A2,
6.500%, 1–1–32	1,125	1,120
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A4,
6.700%, 1–1–49	3,750	3,701
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A5,
6.700%, 1–1–49	726	717
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014B,
5.500%, 7–1–20	1,256	1,246
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014C,
2.000%, 1–1–49	2,621	439
Nassau Cnty Tob Stlmnt Corp., Tob Stlmnt Asset-Bkd Bonds, Ser 2006A-3 Sr Current Int Bonds,
5.125%, 6–1–46	3,000	2,743
NY Cntys Tob Trust VI, Tob Stlmt Pass-Through Bonds, Ser 2016A,
5.000%, 6–1–51	1,000	1,007
NY Liberty Dev Corp., Rev Bonds (3 World Trade Center Proj), Ser 2014,
5.000%, 11–15–44	15,000	15,539
NY Trans Dev Corp., Spl Fac Bonds (Laguardia Arpt Terminal B Redev Proj), Ser 2016A,
5.250%, 1–1–50	2,500	2,628
The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012,
6.500%, 1–1–46	6,015	5,791
TSASC, Inc., Tob Stlmt Asset-Bkd Bonds, Ser 2006-1,
5.000%, 6–1–34	5,000	4,782
Westchester Tob Asset Securitization Corp., Tob Stlmt Bonds, Ser 2016B,
5.000%, 6–1–41	2,500	2,577

		47,599

Ohio – 0.6%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	3,500	3,971
Summit Cnty Port Auth, OH (Cleveland - Flats East Dev Proj), Ser 2010B,
6.875%, 5–15–40	1,205	1,307

		5,278

Oklahoma – 0.8%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	1,845	1,826
6.000%, 11–15–38	4,550	4,397

		6,223

Oregon – 0.7%
Port of Portland, OR, Portland Intl Arpt Passenger Fac Charge Rev Bonds, Ser 2011A,
5.500%, 7–1–30	5,000	5,648

Pennsylvania – 3.0%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	3,000	3,425
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012,
5.250%, 1–1–41	3,000	3,029

Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A,
6.125%, 8–15–40	6,540	6,368
Delaware Cnty Indl Dev Auth, PA, Rfdg Rev Bonds (Covanta Proj), Ser 2015A,
5.000%, 7–1–43	5,000	4,996
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E,
0.000%, 12–1–38 (A)	3,000	3,522
Scranton-Lackawanna Hlth and Welfare Auth, Univ Rev Bonds (Marywood Univ Proj), Ser 2016,
5.000%, 6–1–46	2,000	1,891
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992:
7.300%, 7–1–12 (C)	1,850	453
7.350%, 7–1–22 (C)	3,400	833

		24,517

Puerto Rico – 2.9%
Cmnwlth of PR, GO Bonds of 2014, Ser A,
8.000%, 7–1–35 (C)	5,000	3,369
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A:
5.750%, 7–1–28 (C)	2,000	1,248
5.500%, 7–1–39 (C)	3,750	2,334
PR Aqueduct and Sewer Auth, Rev Bonds, Ser 2012A (Sr Lien),
5.750%, 7–1–37	1,000	761
PR Elec Power Auth, Power Rev Bonds, Ser 2013A,
7.000%, 7–1–43	13,000	8,622
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2009A,
6.375%, 8–1–39	5,000	2,400
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010A:
5.375%, 8–1–39	5,000	2,350
5.500%, 8–1–42	1,000	470
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, Ser 2011C,
5.250%, 8–1–40	3,000	2,132

		23,686

Rhode Island – 0.6%
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015B,
5.000%, 6–1–50	5,000	5,017

South Carolina – 0.7%
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A,
6.500%, 4–1–42	5,000	5,766

Tennessee – 0.1%
Metro Nashville Arpt Auth, Arpt Impvt Rev Bonds, Ser 2015A,
5.000%, 7–1–40	1,000	1,109

Texas – 15.3%
Arlington, TX, Higher Edu Fin Corp., Edu Rev Bonds (Wayside Sch), Ser 2016A,
4.625%, 8–15–46	1,250	1,131
Arlington, TX, Higher Edu Fin Corp., Rev Bonds (Newman Intl Academy), Ser 2016A,
5.375%, 8–15–36	4,585	4,305
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	1,750	2,016
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Bonds, Ser 2009A,
9.500%, 3–1–33	3,500	4,025

Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (A)	2,000	862
0.000%, 1–1–40 (A)	1,500	535
Cent TX Rgnl Mobility Auth, Sr Lien Rev Rfdg Bonds, Ser 2016,
5.000%, 1–1–46	2,000	2,150
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A,
5.000%, 11–1–45	5,500	5,877
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013B,
5.000%, 11–1–44	5,000	5,506
Grand Prkwy Trans Corp., First Tier Toll Rev Bonds, Ser 2013A,
5.500%, 4–1–53	10,000	11,036
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A,
9.000%, 9–1–38	2,865	3,060
Harris Cnty Cultural Edu Fac Fin Corp., Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
7.000%, 8–15–28	4,500	4,759
HFDC of Cent TX, Inc., Ret Fac Rev Bonds (The Vlg at Gleannloch Farms, Inc. Proj), Ser 2006A,
5.500%, 2–15–27	1,500	1,509
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
6.000%, 2–15–38	1,600	1,650
La Vernia Higher Edu Fin Corp. (KIPP, Inc.), Ser 2009A,
6.375%, 8–15–44	2,000	2,249
La Vernia Higher Edu Fin Corp. (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8–15–38	5,070	5,476
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
6.875%, 12–1–24	2,000	2,037
New Hope Cultural Edu Fac Fin Corp., Edu Rev Bonds (Jubilee Academic Ctr), Ser 2016A,
5.000%, 8–15–46	2,000	1,848
North TX Twy Auth, Sys First Tier Rev Rfdg Bonds, Ser 2016A,
5.000%, 1–1–39	2,000	2,241
Pharr, TX, Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	900	969
6.500%, 8–15–39	1,800	2,012
Sanger, TX, Indl Dev Corp., Indl Dev Rev Bonds (TX Pellets Proj), Ser 2012B,
8.000%, 7–1–38	5,000	2,251
Tarrant Cnty Cultural Edu Fac Fin Corp., Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A:
7.300%, 6–1–29	425	473
7.750%, 6–1–39	1,200	1,379
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.750%, 11–15–37	6,000	6,056
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
4.875%, 11–15–39 (C)	750	600
5.000%, 11–15–44 (C)	7,000	5,600
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2015B-1,
4.500%, 11–15–21	4,000	4,010
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Air Force Vig Oblig Group Proj), Ser 2016,
5.000%, 5–15–45	2,650	2,492
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–32	1,000	1,055
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	9,750	11,072

TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	1,500	1,753
7.000%, 6–30–40	6,000	6,883
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	5,400	6,129
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A,
7.125%, 2–15–40	3,000	3,498
TX Trans Comsn, Cent TX Tpk Sys First Tier Rev Rfdg Bonds, Ser 2012-A,
5.000%, 8–15–41	6,445	7,069

		125,573

Utah – 0.3%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A,
5.500%, 6–1–37	2,000	2,122

Virgin Islands – 0.4%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note - Diageo Proj), Ser 2009A:
6.625%, 10–1–29	1,500	1,449
6.750%, 10–1–37	2,000	1,961

		3,410

Virginia – 4.0%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A:
6.000%, 6–1–43	3,911	3,563
2.000%, 10–1–48	1,265	59
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
8.000%, 7–1–38	4,710	5,185
Lexington, VA, Indl Dev Auth, Residential Care Fac Rfdg Rev Bonds (Kendal at Lexington), Ser 2016,
4.000%, 1–1–37	800	768
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007:
0.000%, 9–1–41 (A)	821	104
5.625%, 9–1–41	2,779	2,141
Marquis Cmnty Dev Auth (York Country, VA), Convertible Cap Apprec Rev Bonds, Ser 2015,
0.000%, 9–1–45 (A)	859	554
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 L.P. - Sussex Apt Proj), Ser 1996,
8.000%, 9–1–26	1,800	1,769
VA Small Business Fin Auth, Sr Lien Rev Bonds (95 Express Lanes LLC Proj), Ser 2012,
5.000%, 7–1–34	4,590	4,785
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012:
6.000%, 1–1–37	1,615	1,816
5.500%, 1–1–42	11,000	11,793

		32,537

Washington – 0.7%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008,
6.625%, 12–1–21	1,390	1,449
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.375%, 3–1–38	4,100	4,617

		6,066

West Virginia – 0.1%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A,
6.750%, 10–1–37	1,000	1,051

Wisconsin – 1.9%
Pub Fin Auth, Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B,
5.000%, 7–1–42	4,500	4,579
Pub Fin Auth, Edu Rev Bonds (NC Charter Edu Fndtn Proj), Ser 2016A,
5.000%, 6–15–36	4,000	3,574
Pub Fin Auth, Higher Edu Fac Rev Bonds (Wittenberg Univ Proj), Ser 2016,
5.250%, 12–1–39	4,000	3,620
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,000	1,145
6.125%, 6–1–39	1,000	1,145
WI Pub Fin Auth, Edu Rev Bonds (Triad Edu Svc), Ser 2015A,
5.500%, 6–15–45	2,000	1,895

		15,958

Wyoming – 0.5%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.500%, 1–1–38	4,000	4,176

TOTAL MUNICIPAL BONDS – 96.0%		$788,780
(Cost: $795,830)

SHORT-TERM SECURITIES
Commercial Paper (D) – 1.3%
NBCUniversal Enterprise, Inc.,
0.861%, 1–5–17	5,000	4,999
Sysco Corp.:
0.950%, 1–3–17	2,000	2,000
1.100%, 1–4–17	4,000	4,000

		10,999

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.860%, 1–4–17 (E)	528	528

Municipal Obligations – 1.4%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.),
0.670%, 1–7–17 (E)	1,025	1,025
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.),
0.680%, 1–7–17 (E)	4,000	4,000
IA Fin Auth, Var Rate Demand Hlth Fac Rev Bonds (Great River Med Ctr Proj), Ser 2008 (GTD by Great River Medical Center),
0.730%, 1–1–17 (E)	485	485
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.720%, 1–7–17 (E)	2,350	2,350
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.),
0.780%, 1–7–17 (E)	600	600
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.700%, 1–1–17 (E)	3,050	3,050

		11,510

TOTAL SHORT-TERM SECURITIES – 2.8%		$23,037
(Cost: $23,037)

TOTAL INVESTMENT SECURITIES – 98.8%		$811,817
(Cost: $818,867)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		10,266

NET ASSETS – 100.0%		$822,083

Notes to Schedule of Investments

(A)	Zero coupon bond.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Rate shown is the yield to maturity at December 31, 2016.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$788,780	$—
Short-Term Securities	—	23,037	—
Total	$—	$811,817	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

FHA = Federal Housing Administration

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$818,867

Gross unrealized appreciation	45,448
Gross unrealized depreciation	(52,498)

Net unrealized depreciation	$(7,050)

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By	/s/ Wendy J. Hills
Wendy J. Hills, Vice President and Secretary

Date: February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: February 27, 2017

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 27, 2017